UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-08243

The Direxion Funds
(Exact name of registrant as specified in charter)

Daniel O’Neill
33 Whitehall Street, 10th Floor
New York, NY 10004
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

646-572-3390
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2008

Date of reporting period: May 31, 2008

Item 1. Schedule of Investments.

	NASDAQ-100 Bull 1.25X Fund
	Schedule of Investments
	May 30, 2008 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 35.0%
49,500	PowerShares QQQ Trust	$2,475,495
	TOTAL INVESTMENT COMPANIES (Cost $2,222,169)	$2,475,495

Principal
Amount
SHORT TERM INVESTMENTS - 90.4%
U.S. Government Agency Obilgations - 89.1%
$6,300,000	Federal Home Loan Bank Discount Note, 1.922%, 6/2/2008	$6,299,685

Shares
Money Market Funds - 1.3%
87,187	Fidelity Institutional Money Market Portfolio	$87,187

	TOTAL SHORT TERM INVESTMENTS (Cost $6,386,872)	$6,386,872

	Total Investments (Cost $8,609,041) - 125.4%	$8,862,367
	Liabilities in Excess of Other Assets - (25.4)%	(1,794,124)
	TOTAL NET ASSETS - 100.0%	$7,068,243

Percentages are stated as a percent of net assets.

	NASDAQ-100 Bull 1.25X Fund
	Futures Contracts
	May 30, 2008 (Unaudited)

Contracts		Unrealized Appreciation
158	NASDAQ-100 Index Mini Futures
	Expiring June 2008 (Underlying Face Amount at Market Value $6,425,070)	$180,087

	Small Cap Bull 2.5X Fund
	Schedule of Investments
	May 30, 2008 (Unaudited)

Shares			Value
	INVESTMENT COMPANIES - 11.2%
5,000	iShares Russell 2000 Index Fund		$372,575
	TOTAL INVESTMENT COMPANIES (Cost $332,376)		$372,575

Principal
Amount			Value
	SHORT TERM INVESTMENTS - 60.7%
	U.S. Government Agency Obligations - 54.3%
$1,800,000	Federal Home Loan Bank Discount Note,		$1,799,910
	1.922%, 6/2/2008

Shares
	Money Market Funds - 6.4%
211,273	Fidelity Institutional Money Market Portfolio		211,273
	TOTAL SHORT TERM INVESTMENTS (Cost $2,011,183)		$2,011,183

	Total Investments (Cost $2,343,559) - 71.9%		$2,383,758
	Other Assets in Excess of Liabilities - 28.1%		929,713
	TOTAL NET ASSETS - 100.0%		$3,313,471

Percentages are stated as a percent of net assets.

	Small Cap Bull 2.5X Fund
	Options Written
	May 30, 2008 (Unaudited)

Contracts			Value
	CALL OPTIONS
100	iShares Russell 2000 Index Fund
	Expiration: June 2008, Exercise Price: $75.00		$12,000
	Total Call Options (Premiums received $9,850)		12,000

	PUT OPTIONS
100	iShares Russell 2000 Index Fund
	Expiration: June 2008, Exercise Price: $70.00		3,400
	Total Put Options (Premiums received $8,650)		3,400

	Total Options Written (Premiums received $18,500)		$15,400

	Small Cap Bull 2.5X Fund
	Futures Contracts
	May 30, 2008 (Unaudited)

Contracts			Unrealized Appreciation
99	Russell 2000 Index Mini Futures
	Expiring June 2008
	(Underlying Face Amount at Market Value $7,382,430)		$121,848

Small Cap Bull 2.5X Fund
Equity Swap Contracts
May 30, 2008 (Unaudited)
		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Goldman Sachs & Co.	Russell 2000 Index	1,000	$ 729,750	10/31/2010	$ 17,602

	Small Cap Bear 2.5X Fund
	Schedule of Investments
	May 30, 2008 (Unaudited)

Principal
Amount			Value
	SHORT TERM INVESTMENTS - 60.6%
	U.S. Government Agency Obligations - 59.4%
$7,100,000	Federal Home Loan Bank Discount Note,		$7,099,645
	1.922%, 6/2/2008

Shares
	Money Market Funds - 1.2%
146,614	Fidelity Institutional Money Market Portfolio		146,614
	TOTAL SHORT TERM INVESTMENTS (Cost $7,246,259)		$7,246,259

	Total Investments (Cost $7,246,259) - 60.6%		$7,246,259
	Other Assets in Excess of Liabilities - 39.4%		4,717,886
	TOTAL NET ASSETS - 100.0%		$11,964,145

Percentages are stated as a percent of net assets.

	Small Cap Bear 2.5X Fund
	Options Written
	May 30, 2008 (Unaudited)

Contracts			Value
	CALL OPTIONS
200	iShares Russell 2000 Index Fund
	Expiration: June 2008, Exercise Price: $75.00		$24,000
	Total Call Options (Premiums received $19,700)		24,000

	PUT OPTIONS
200	iShares Russell 2000 Index Fund
	Expiration: June 2008, Exercise Price: $70.00		6,800
	Total Put Options (Premiums received $17,300)		6,800

	Total Options Written (Premiums received $37,000)		$30,800

	Small Cap Bear 2.5X Fund
	Short Futures Contracts
	May 30, 2008 (Unaudited)

Contracts			Unrealized Depreciation
133	Russell 2000 Index Mini Futures
	Expiring June 2008
	(Underlying Face Amount at Market Value $9,917,810)		$(100,042)

Small Cap Bear 2.5X Fund
Short Equity Swap Contracts
May 30, 2008 (Unaudited)
		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Goldman Sachs & Co.	Russell 2000 Index	27,000	$ 19,422,207	10/31/2010	$ (773,533)

Dow 30 Bull 1.25X Fund
Schedule of Investments
May 30, 2008 (Unaudited)

Principal Amount		Value
SHORT TERM INVESTMENTS - 86.4%
U.S. Government Agency Obligations - 81.0%
$3,700,000	Federal Home Loan Bank Discount Note, 1.922%, 6/2/2008	$3,699,815

Shares
Money Market Funds - 5.4%
248,240	Fidelity Institutional Money Market Portfolio	$248,240

	TOTAL SHORT TERM INVESTMENTS (Cost $3,948,055)	$3,948,055

	Total Investments (Cost $3,948,055) - 86.4%	$3,948,055
	Other Assets in Excess of Liabilities - 13.6%	620,579
	TOTAL NET ASSETS - 100.0%	$4,568,634

	Percentages are stated as a percent of net assets.

Dow 30 Bull 1.25X Fund
Options Written
May 30, 2008 (Unaudited)

Contracts		Value
	CALL OPTIONS
50	DIAMONDS Trust, Series I
	Expiration: June 2008, Exercise Price: $131.00	$1,350
	Total Call Options (Premiums received $8,400)	$1,350

	PUT OPTIONS
120	DIAMONDS Trust, Series I
	Expiration: June 2008, Exercise Price: $120.00	4,320
	Total Put Options (Premiums received $7,140)	4,320

	TOTAL OPTIONS WRITTEN (Premiums received $15,540)	$5,670

Dow 30 Bull 1.25X Fund
Futures Contracts
May 30, 2008 (Unaudited)

Contracts		Unrealized Appreciation
17	Dow Jones Industrial Average Futures
	Expiring June 2008 (Underlying Face Amount at Market Value $2,145,400)	$108,235
56	Dow Jones Industrial Average Mini Futures
	Expiring June 2008 (Underlying Face Amount at Market Value $3,531,080)	107,018
		$215,253

Dynamic HY Bond Fund
Schedule of Investments
May 30, 2008 (Unaudited)

Principal Amount		Value
SHORT TERM INVESTMENTS - 80.3%
U.S. Government Agency Obligations - 80.1%
$ 39,000,000	Federal Home Loan Bank Discount Note, 1.922%, 6/2/2008	$38,998,050

Shares
Money Market Funds - 0.2%
102,629	Fidelity Institutional Money Market Portfolio	$102,629

	TOTAL SHORT TERM INVESTMENTS (Cost $39,100,679)	$39,100,679

	Total Investments (Cost $39,100,679) - 80.3%	$39,100,679
	Other Assets in Excess of Liabilities - 19.7%	9,577,621
	TOTAL NET ASSETS - 100.0%	$48,678,300

Percentages are stated as a percent of net assets.

Dynamic HY Bond Fund
Futures Contracts
May 30, 2008 (Unaudited)

Contracts		Unrealized Appreciation
340	S&P 500 Index Mini Futures
	Expiring June 2008
	(Underlying Face Amount at Market Value $4,754,050)	$49,079

Dynamic HY Bond Fund
Credit Default Swap Contracts
May 30, 2008 (Unaudited)

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Notional Amount	Termination Date	Unrealized Appreciation
Goldman Sachs & Co.	CDX North America High Yield Index	Sell	3.75%	$437,766	12/20/2012	$30,883
Morgan Stanley	CDX North America High Yield Index	Sell	3.75%	$4,107,139	12/20/2012	$205,139
Goldman Sachs & Co.	CDX North America High Yield Index	Sell	5.00%	$9,079,000	6/20/2013	$148,918
Morgan Stanley	CDX North America High Yield Index	Sell	5.00%	$1,434,375	6/20/2013	$38,035
						$422,975

HY Bear Fund
Schedule of Investments
May 30, 2008 (Unaudited)

Principal
Amount		Value
SHORT TERM INVESTMENTS - 80.8%
U.S. Government Agency Obligations - 79.8%
$20,000,000	Federal Home Loan Bank Discount Note, 1.922%, 6/2/2008	$19,999,000

Shares
Money Market Funds - 1.0%
264,112	Fidelity Institutional Money Market Portfolio	$264,112

	TOTAL SHORT TERM INVESTMENTS (Cost $20,263,112)	$20,263,112

	Total Investments (Cost $20,263,112) - 80.8%	$20,263,112
	Other Assets in Excess of Liabilities - 19.2%	4,800,092
	TOTAL NET ASSETS - 100.0%	$25,063,204

Percentages are stated as a percent of net assets.

HY Bear Fund
Short Credit Default Swaps
May 30, 2008 (Unaudited)

						Unrealized
		Buy/Sell	Pay/Receive	Notional	Termination	Appreciation/
Counterparty	Reference Entity	Protection	Fixed Rate	Amount	Date	(Depreciation)
Bank of America	Dow Jones CDX North American High Yield Index	Buy	5.00%	$3,294,938	06/20/13	$(40,499)
Barclays	Dow Jones CDX North American High Yield Index	Buy	5.00%	$3,092,000	06/20/13	$(47,159)
Goldman Sachs	Dow Jones CDX North American High Yield Index	Buy	5.00%	$981,875	06/20/13	$760
Morgan Stanley	Dow Jones CDX North American High Yield Index	Buy	5.00%	$10,594,375	06/20/13	$(196,201)
						$(283,099)

10 Year Note Bull 2.5X Fund
Schedule of Investments
May 30, 2008 (Unaudited)

Principal
Amount		Value
U.S. TREASURY OBLIGATIONS - 75.9%
U.S. TREASURY NOTE - 75.9%
$15,200,000	3.500%, 02/15/2018	$14,530,250
	TOTAL U.S. TREASURY OBLIGATIONS (Cost $15,052,406)	$14,530,250

SHORT TERM INVESTMENTS - 20.8%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 19.3%
$3,700,000	Federal Home Loan Bank Discount Note, 1.922%, 6/02/2008	$3,699,815

Shares
Money Market Funds - 1.5%
287,599	Fidelity Institutional Money Market Portfolio	$287,599

	TOTAL SHORT TERM INVESTMENTS (Cost $3,987,414)	$3,987,414

	Total Investments (Cost $19,039,820) - 96.7%	$18,517,664
	Other Assets in Excess of Liabilities - 3.3%	629,901
	TOTAL NET ASSETS - 100.0%	$19,147,565

Percentages are stated as a percent of net assets.

10 Year Note Bull 2.5X Fund
Options Written
May 30, 2008 (Unaudited)
Contracts
CALL OPTIONS
100	iShares Lehman 20+ Year Treasury Bond Fund
	Expiration: June, 2008, Exercise Price: $93.00	$2,000
	Total Call Options (Premiums received $6,900)	2,000

PUT OPTIONS
100	iShares Lehman 20+ Year Treasury Bond Fund
	Expiration: June, 2008, Exercise Price: $90.00	11,500
	Total Put Options (Premiums received $6,900)	11,500

	Total Options Written (Premiums received $13,800)	$13,500

10 Year Note Bull 2.5X Fund
Futures Contracts
May 30, 2008 (Unaudited)
		Unrealized
Contracts		Depreciation
301	U.S. Treasury 10-Year Note Futures
	Expiring September 2008
	(Underlying Face Amount at Market Value $33,810,766)	$ (301,970)

10 Year Note Bear 2.5X Fund
Schedule of Investments
May 30, 2008 (Unaudited)

Principal
Amount			Value
SHORT TERM INVESTMENTS - 239.0%
REPURCHASE AGREEMENTS - 145.2%
$38,300,000	Mizuho Repurchase Agreement, 1.45%, 6/2/2008
	(Dated 5/30/2008, Collateralized by U.S. Treasury Note,
	3.50%, due 2/15/2018, valued at $36,612,406. Repurchase
	proceeds are $36,911,625.)		$36,911,625
10,491,000	Mizuho Repurchase Agreement, 2.00%, 6/2/2008
	(Dated 5/30/2008, Collateralized by U.S. Treasury Note,
	4.75%, due 8/15/2017, valued at $11,045,056. Repurchase
	proceeds are $11,395,849.)		11,395,849
10,405,000	Mizuho Repurchase Agreement, 1.95%, 6/2/2008
	(Dated 5/30/2008, Collateralized by U.S. Treasury Note,
	4.25%, due 11/15/2017, valued at $10,557,824. Repurchase
	proceeds are $11,146,356.)		11,146,356
			$59,453,830

U.S. GOVERNMENT AGENCY OBLIGATIONS - 92.6%
$37,900,000	Federal Home Loan Bank Discount Note, 1.922%, 6/02/2008		$37,898,105

Shares
MONEY MARKET FUNDS - 1.2%
476,463	Fidelity Institutional Money Market Portfolio		$476,463

	TOTAL SHORT TERM INVESTMENTS (Cost $97,828,398)		$97,828,398

	Total Investments (Cost $97,828,398) - 239.0%		$97,828,398
	Liabilities in Excess of Other Assets - (139.0)%		(56,898,301)
	TOTAL NET ASSETS - 100.0%		$40,930,097

Percentages are stated as a percent of net assets.

10 Year Note Bear 2.5X Fund
Securities Sold Short
May 30, 2008 (Unaudited)
Principal
Amount			Value
U.S. TREASURY NOTES:
$38,300,000	3.500%, 02/15/2018		$36,612,406
10,491,000	4.750%, 08/15/2017		11,045,056
10,405,000	4.250%, 11/15/2017		10,557,824
	Total Securities Sold Short (Proceeds $58,874,508)		$58,215,286

10 Year Note Bear 2.5X Fund
Short Futures Contracts
May 30, 2008 (Unaudited)
			Unrealized
Contracts			Appreciation
370	U.S. Treasury 10-Year Note Futures Contracts
	Expiring September 2008
	(Underlying Face Amount at Market Value $41,561,406)		$296,932

10 Year Note Bear 2.5X Fund
Short Equity Swap Contracts
May 30, 2008 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Goldman Sachs & Co.	iShares Lehman 7-10 Year Treasury Bond Fund	31,539	$ 2,804,132	10/9/2008	$ 49,803

HCM Freedom Fund
Schedule of Investments
May 30, 2008 (Unaudited)

Principal
Amount		Value
SHORT TERM INVESTMENTS - 100.9%
U.S. Government Agency Obligations - 100.3%
$26,600,000	Federal Home Loan Bank Discount Note, 1.922%, 6/02/2008	$26,598,670

Shares
Money Market Funds - 0.6%
159,943	Fidelity Institutional Money Market Portfolio	$159,943

	TOTAL SHORT TERM INVESTMENTS (Cost $26,758,613)	$26,758,613

	Total Investments (Cost $26,758,613) - 100.9%	$26,758,613
	Liabilities in Excess of Other Assets - (0.9)%	(227,535)
	TOTAL NET ASSETS - 100.0%	$26,531,078

Percentages are stated as a percent of net assets.

Commodity Bull 2X Fund
Schedule of Investments
May 30, 2008 (Unaudited)

Shares		Value
COMMON STOCKS - 29.0%
Chemicals - 2.6%
12,319	Potash Corporation of Saskatchewan, Inc.	$2,452,343

Energy Equipment & Services - 2.6%
13,969	Baker Hughes, Inc.	1,237,933
12,334	Schlumberger Ltd.	1,247,337
		2,485,270
Food Products - 3.5%
26,770	Archer-Daniels-Midland Co.	1,062,769
48,001	ConAgra Foods, Inc.	1,131,864
63,147	Tyson Foods, Inc.	1,189,689
		3,384,322
Metals & Mining - 11.0%
30,695	Alcoa, Inc.	1,245,910
34,304	Barrick Gold Corp.	1,382,108
16,176	BHP Billiton Ltd. - ADR	1,364,284
13,951	Freeport-McMoRan Copper & Gold, Inc.	1,614,270
43,495	Goldcorp, Inc.	1,745,889
25,870	Newmont Mining Corp.	1,229,601
10,461	United States Steel Corp.	1,806,720
		10,388,782
Oil, Gas & Consumable Fuels - 7.3%
18,441	Anadarko Petroleum Corp.	1,382,522
8,272	Apache Corp.	1,108,944
12,941	Devon Energy Corp.	1,500,380
14,952	Hess Corp.	1,836,255
21,453	Marathon Oil Corp.	1,102,470
		6,930,571
Paper & Forest Products - 2.0%
35,486	International Paper Co.	965,929
15,660	Weyerhaeuser Co.	976,088
		1,942,017
	TOTAL COMMON STOCKS (Cost $21,584,891)	$27,583,305

Principal
Amount
SHORT TERM INVESTMENTS - 45.0%
U.S. Government Agency Obligations - 44.8%
$42,700,000	Federal Home Loan Bank Discount Note, 1.922%, 6/2/2008	$42,697,865

Shares
Money Market Funds - 0.2%
183,470	Fidelity Institutional Money Market Portfolio	$183,470

	TOTAL SHORT TERM INVESTMENTS (Cost $42,881,335)	$42,881,335

	Total Investments (Cost $64,466,226) - 74.0%	$70,464,640
	Other Assets in Excess of Liabilities - 26.0%	24,798,389
	TOTAL NET ASSETS - 100.0%	$95,263,029

Percentages are stated as a percent of net assets.

ADR     American Depository Receipt

Commodity Bull 2X Fund
Equity Swap Contracts
May 30, 2008 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation/(Depreciation)
Goldman Sachs & Co.	Morgan Stanley Commodity Related Index	92,525	$85,562,098	12/4/2008	$3,877,440
Merrill Lynch	Morgan Stanley Commodity Related Index	75,295	$76,508,002	2/6/2009	$(3,727,147)
					$150,293

	U.S. Government Money Market Fund
	Schedule of Investments
	May 30, 2008 (Unaudited)

Principal
Amount		Value
	SHORT TERM INVESTMENTS - 102.6%
	U.S. Government Agency Obligations - 101.6%
$65,100,000	Federal Home Loan Bank Discount Note,
	1.922%, 6/2/2008	$65,096,745
Shares
	Money Market Funds - 1.0%
662,489	Fidelity Institutional Money Market Portfolio	662,489
	TOTAL SHORT TERM INVESTMENTS (65,759,234)	$65,759,234

	Total Investments (Cost $65,759,234) - 102.6%	$65,759,234
	Liabilities in Excess of Other Assets - (2.6)%	(1,681,647)
	TOTAL NET ASSETS - 100.0%	$64,077,587

Percentages are stated as a percent of net assets.

Emerging Markets Bull 2X Fund
Schedule of Investments
May 30, 2008 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 32.1%
121,050	iShares MSCI Emerging Markets Index Fund	$18,299,129

	TOTAL INVESTMENT COMPANIES (Cost $16,308,268)	$18,299,129

Principal
Amount
SHORT TERM INVESTMENTS - 42.1%
U.S. Government Agency Obligations - 41.7%
$23,800,000	Federal Home Loan Bank Discount Note, 1.922%, 6/2/2008	$23,798,810

Shares
Money Market Funds - 0.4%
210,725	Fidelity Institutional Money Market Portfolio	$210,725

	TOTAL SHORT TERM INVESTMENTS (Cost $24,009,535)	$24,009,535

	Total Investments (Cost $40,317,803) - 74.2%	$42,308,664
	Other Assets in Excess of Liabilities - 25.8%	14,716,081
	TOTAL NET ASSETS - 100.0%	$57,024,745

Percentages are stated as a percent of net assets.

Emerging Markets Bull 2X Fund
Options Written
May 30, 2008 (Unaudited)

Contracts		Value
	CALL OPTIONS
700	iShares MSCI EAFE Index Fund
	Expiration: June 2008, Exercise Price: $160.00	$58,800
300	iShares MSCI EAFE Index Fund
	Expiration: July 2008, Exercise Price: $170.00	12,750
		$71,550
	PUT OPTIONS
700	iShares MSCI EAFE Index Fund
	Expiration: June 2008, Exercise Price: $140.00	$58,100
300	iShares MSCI EAFE Index Fund
	Expiration: July 2008, Exercise Price: $135.00	47,100
		$105,200

	Total Options Written (Premiums received $212,599)	$176,750

Emerging Markets Bull 2X Fund
Equity Swap Contracts
May 30, 2008 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Termination Date	Unrealized Appreciation
Merrill Lynch	iShares MSCI Emerging Markets Index Fund	634,271	$95,695,149	5/20/2010	$149,400

Emerging Markets Bear 2X Fund
Schedule of Investments
May 30, 2008 (Unaudited)

Principal
Amount
SHORT TERM INVESTMENTS - 37.5%
U.S. Government Agency Obligations - 35.1%
$2,500,000	Federal Home Loan Bank Discount Note, 1.922%, 6/2/2008	$2,499,875

Shares
Money Market Funds - 2.4%
170,241	Fidelity Institutional Money Market Portfolio	$170,241

	TOTAL SHORT TERM INVESTMENTS (Cost $2,670,116)	$2,670,116

	Total Investments (Cost $2,670,116) - 37.5%	$2,670,116
	Other Assets in Excess of Liabilities - 62.5%	4,457,534
	TOTAL NET ASSETS - 100.0%	$7,127,650

Percentages are stated as a percent of net assets.

	Emerging Markets Bear 2X Fund
	Options Written
	May 30, 2008 (Unaudited)

Contracts		Value
	CALL OPTIONS
100	iShares MSCI EAFE Index Fund
	Expiration: July 2008, Exercise Price: $170.00	$4,250

	PUT OPTIONS
100	iShares MSCI EAFE Index Fund
	Expiration: July 2008, Exercise Price: $135.00	15,700

	Total Options Written (Premiums received $25,600)	$19,950

Emerging Markets Bear 2X Fund
Short Equity Swap Contracts
May 30, 2008 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Credit Suisse	iShares MSCI EAFE Index Fund	54,910	$8,312,276	2/6/2009	$30,765
Merrill Lynch	iShares MSCI EAFE Index Fund	39,300	$5,929,537	2/10/2009	$2,278
					$33,043

Developed Markets Bull 2X Fund
Schedule of Investments
May 30, 2008 (Unaudited)

Shares			Value
INVESTMENT COMPANIES - 30.6%
74,300	iShares MSCI EAFE Index Fund		$5,706,240
	TOTAL INVESTMENT COMPANIES (Cost $5,515,076)		$5,706,240

Principal
Amount
SHORT TERM INVESTMENTS - 69.0%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 68.2%
$12,700,000	Federal Home Loan Bank Discount Note, 1.922%, 6/02/2008		$12,699,365

Shares
MONEY MARKET FUNDS - 0.8%
145,540	Fidelity Institutional Money Market Portfolio		$145,540

	TOTAL SHORT TERM INVESTMENTS (Cost $12,844,905)		$12,844,905

	Total Investments (Cost $18,359,981) - 99.6%		$18,551,145
	Other Assets in Excess of Liabilities - 0.4%		70,073
	TOTAL NET ASSETS - 100.0%		$18,621,218

Percentages are stated as a percent of net assets.

Developed Markets Bull 2X Fund
Options Written
May 31, 2008 (Unaudited)

Contracts			Value
CALL OPTIONS
150	iShares MSCI EAFE Index Fund
	Expiration: June, 2008, Exercise Price: $79.00		$4,500
	Total Call Options (Premiums received $8,850)		4,500

PUT OPTIONS
250	iShares MSCI EAFE Index Fund
	Expiration: June, 2008, Exercise Price: $74.00		10,625
150	iShares MSCI EAFE Index Fund
	Expiration: June, 2008, Exercise Price: $75.00		8,250
	Total Put Options (Premiums received $23,475)		18,875

	Total Options Written (Premiums received $32,325)		$23,375

Developed Markets Bull 2X Fund
Equity Swap Contracts
May 30, 2008 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Goldman Sachs & Co.	iShares MSCI EAFE Index	405,642	$31,318,458	5/20/2010	$ (179,610)

Developed Markets Bear 2X Fund
Schedule of Investments
May 30, 2008 (Unaudited)

Shares			Value
INVESTMENT COMPANIES - 8.9%
1,500	iShares MSCI EAFE Index Fund		$115,200
	TOTAL INVESTMENT COMPANIES (Cost $114,192)		$115,200

Principal
Amount
SHORT TERM INVESTMENTS - 25.8%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 11.5%
$150,000	Federal Home Loan Bank Discount Note, 1.922%, 6/02/2008		$149,992

Shares
MONEY MARKET FUNDS - 14.3%
186,513	Fidelity Institutional Money Market Portfolio		$186,513

	TOTAL SHORT TERM INVESTMENTS (Cost $336,505)		$336,505

	Total Investments (Cost $450,697) - 34.7%		$451,705
	Other Assets in Excess of Liabilities - 65.3%		851,665
	TOTAL NET ASSETS - 100.0%		$1,303,370

Percentages are stated as a percent of net assets.

Developed Markets Bear 2X Fund
Options Written
May 30, 2008 (Unaudited)

Contracts			Value
CALL OPTIONS
20	iShares MSCI EAFE Index Fund
	Expiration: June, 2008, Exercise Price: $79.00		$600
	Total Call Options (Premiums received $1,180)		600

PUT OPTIONS
100	iShares MSCI EAFE Index Fund
	Expiration: June, 2008, Exercise Price: $74.00		4,250
20	iShares MSCI EAFE Index Fund
	Expiration: June, 2008, Exercise Price: $75.00		1,100
	Total Put Options (Premiums received $6,405)		5,350

	Total Options Written (Premiums received $7,585)		$5,950

Developed Markets Bear 2X Fund
Short Equity Swap Contracts
May 30, 2008 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Goldman Sachs & Co.	iShares MSCI EAFE Index	34,409	$ 2,622,825	2/10/2009	$ (16,805)

Spectrum Select Alternative Fund
Schedule of Investments
May 30, 2008 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 87.6%
197,255	Alpha Hedged Strategies Fund	$2,562,337
83,300	Caldwell & Orkin Market Opportunity Fund	1,808,434
134,868	Gateway Fund	3,894,994
203,486	Janus Adviser Long/Short Fund	2,535,432
307,302	John Hancock High Yield Fund	1,398,222
648,014	MainStay High Yield Corporate Bond Fund	3,855,683
672,240	Northeast Investors Trust	4,698,955
129,475	Nuveen High Yield Municipal Bond Fund	2,514,408
204,902	TFS Market Neutral Fund	3,135,002
	TOTAL INVESTMENT COMPANIES (Cost $26,302,456)	$26,403,467

Principal
Amount
SHORT TERM INVESTMENTS - 12.6%
U.S. Government Agency Obligations - 11.3%
$3,400,000	Federal Home Loan Bank Discount Note, 1.922%, 6/2/2008	$3,399,830

Shares
Money Market Funds - 1.3%
390,053	Fidelity Institutional Money Market Portfolio	$390,053

	TOTAL SHORT TERM INVESTMENTS (Cost $3,789,883)	$3,789,883

	Total Investments (Cost $30,092,339) - 100.2%	$30,193,350
	Liabilities in Excess of Other Assets - (0.2)%	(60,055)
	TOTAL NET ASSETS - 100.0%	$30,133,295

Percentages are stated as a percent of net assets.

Spectrum Select Alternative Fund
Credit Default Swap Contracts
May 30, 2008 (Unaudited)

		Buy/Sell	Pay/Receive	Notional	Termination	Unrealized
Counterparty	Reference Entity	Protection	Fixed Rate	Amount	Date	(Depreciation)
Goldman Sachs & Co.	CDX North America High Yield Index	Sell	5.00%	$2,921,250	6/20/2013	$(2,100)

Spectrum Global Perspective Fund
Schedule of Investments
May 30, 2008 (Unaudited)

Shares		Value
COMMON STOCKS - 9.8%
Beverages - 0.9%
7,051	Coca-Cola Femsa S.A. de C.V. ADR (Mexico)	$439,982
9,113	Fomento Economico Mexicano S.A. de C.V. ADR (Mexico)	428,767
		868,749
Commercial Banks - 0.5%
18,155	Banco Bradesco S.A. (Brazil)	435,901

Diversified Telecommunication Services - 0.5%
6,648	China Netcom Group Corporation Ltd. ADR (China)	455,388

Electronic Equipment & Instruments - 0.4%
21,371	AU Optronics Corp. ADR (Taiwan)	406,904

Energy Equipment & Services - 0.5%
7,231	Tenaris S.A. ADR (Luxembourg)	443,260

Food Products - 1.0%
7,044	Perdigao S.A. ADR (Brazil)	462,791
18,534	Sadia S.A. (Brazil)	472,432
		935,223

Internet Software & Services - 0.4%
16,898	NetEase.com, Inc. ADR (a)	384,429

Media - 0.4%
19,146	VisionChina Media, Inc. ADR (a)	361,476

Metals & Mining - 2.3%
8,492	Companhia Siderurgica Nacional S.A. ADR (Brazil)	417,552
9,927	Companhia Vale do Rio Doce ADR (Brazil)	394,896
9,085	Gerdau S.A. (Brazil)	453,887
7,992	Mechel Steel Group Oao ADR (Russia) (a)	460,499
4,059	Yanzhou Coal Minig Co. Ltd. ADR (China)	442,117
		2,168,951
Oil & Gas - 0.4%
6,420	Sasol Ltd. ADR (South Africa)	403,818

Oil, Gas & Consumable Fuels - 0.8%
25,544	Gushan Environmental Energy Ltd. ADR	354,551
6,122	Petroleo Brasileiro S.A. ADR (Brazil)	431,601
		786,152
Paper & Forest Products - 0.5%
4,794	Aracruz Celulose S.A. (Brazil)	435,008

Semiconductor & Semiconductor Equipment - 0.4%
36,358	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	416,299

Software - 0.4%
11,166	Shanda Interactive Entertainment Ltd. ADR (a)	362,560

	Water Utilities - 0.4%
	7,415	Companhia de Saneamento Basico do Estado de Sao Paulo ADR (Brazil)	$417,835
		TOTAL COMMON STOCKS (Cost $9,193,298)	$9,281,953

	PREFERRED STOCKS - 0.4%
	Food & Staples Retailing - 0.4%
	8,775	Companhia Brasileira de Distribuicao Grupo Pao de Acucar (Brazil)	$414,004
		TOTAL PREFERRED STOCKS (Cost $419,253)	$414,004

	INVESTMENT COMPANIES - 74.8%
	372,300	iShares MSCI EAFE Index Fund	$28,592,640
	276,500	iShares MSCI Emerging Markets Index Fund	41,798,505
	36,391	Janus Advisor Long/Short Fund	453,431
	25,098	TFS Market Neutral Fund	383,993
		TOTAL INVESTMENT COMPANIES (Cost $69,460,372)	$71,228,569

	Principal
	Amount
	SHORT TERM INVESTMENTS - 55.1%
	U.S. GOVERNMENT AGENCY OBLIGATIONS - 54.8%
	$52,200,000	Federal Home Loan Bank Discount Note, 1.922%, 6/02/2008	$52,197,390

	Shares
	MONEY MARKET FUNDS - 0.3%
	228,640	Fidelity Institutional Money Market Portfolio	$228,640

		TOTAL SHORT TERM INVESTMENTS (Cost $52,426,030)	$52,426,030

		Total Investments (Cost $131,498,953) - 140.1%	$133,350,556
		Liabilities in Excess of Other Assets - (40.1)%	(38,145,825)
		TOTAL NET ASSETS - 100.0%	$95,204,731

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security

	Spectrum Global Perspective Fund
	Futures Contracts
	May 30, 2008 (Unaudited)

			Unrealized
	Contracts		Depreciation
	383	Dollar Index Futures
		Expiring June 2008
		(Underlying Face Amount at Market Value $27,934,105)	$(45,965)

Spectrum Equity Opportunity Fund
Schedule of Investments
May 30, 2008 (Unaudited)

Shares		Value
COMMON STOCKS - 10.0%
Aerospace & Defense - 0.6%
523	DRS Technologies, Inc. (a)	$41,202
343	Precision Castparts Corp. (a)	41,434
653	Triumph Group, Inc. (a)	40,610
		123,246
Chemicals - 0.2%
223	Potash Corporation of Saskatchewan, Inc.	44,393

Commercial Services & Supplies - 0.2%
648	Manpower, Inc. (a)	40,824

Communications Equipment - 0.2%
316	Research In Motion Ltd. (a)	43,883

Construction & Engineering - 0.7%
230	Fluor Corp.	42,907
578	Foster Wheeler Ltd (a)	44,026
741	McDermott International, Inc. (a)	45,964
		132,897
Containers & Packaging - 0.2%
1,127	Rock-Tenn Co. (a)	40,223

Electronic Equipment & Instruments - 0.4%
1,419	Avnet, Inc. (a)	41,889
3,875	Flextronics International Ltd. (a)	41,501
		83,390
Energy Equipment & Services - 1.1%
485	Baker Hughes, Inc.	42,981
525	National-Oilwell, Inc. (a)	43,743
419	Schlumberger Ltd.	42,373
277	Transocean, Inc. (a)	41,603
992	Weatherford International Ltd. (a)	45,265
		215,965
Food & Staples Retailing - 0.2%
956	CVS Corp. (a)	40,907

Health Care Equipment & Supplies - 0.2%
1,704	Hologic, Inc. (a)	40,947

Industrial Conglomerates - 0.2%
1,242	Carlisle Companies, Inc. (a)	41,520

Insurance - 0.2%
2,163	Allianz AG ADR (a)	40,946

Leisure Equipment & Products - 0.2%
1,144	Hasbro, Inc. (a)	41,459

Machinery - 1.0%
818	Cascade Corp. (a)	41,194
629	Cummins, Inc.	44,294
1,034	The Manitowoc Company, Inc. (a)	40,223
491	Parker Hannifin Corp. (a)	41,573
1,006	Trinity Industries, Inc. (a)	41,095
		208,379
Marine - 0.2%
1,158	Diana Shipping, Inc. (a)	40,518

Metals & Mining - 1.2%
436	ArcelorMittal ADR	43,308
482	BHP Billiton Ltd. ADR	40,652
1,075	Companhia Vale do Rio Doce ADR	42,764
361	Freeport-McMoRan Copper & Gold, Inc.	41,771
1	Goldcorp, Inc.	40
319	POSCO ADR (a)	43,591
86	Rio Tinto PLC ADR	41,538
		253,664
Oil & Gas - 0.4%
430	Canadian Natural Resources Ltd.	42,118
1	Kinder Morgan Management LLC (a)	55
619	Suncor Energy, Inc.	42,309
		84,482
Oil, Gas & Consumable Fuels - 0.4%
227	CNOOC Ltd. ADR	40,245
605	Petroleo Brasileiro SA ADR	42,652
		82,897
Pharmaceuticals - 0.2%
617	Johnson & Johnson (a)	41,179

Phosphatic Fertilizers - 0.2%
368	Mosaic Co. (a)	46,118

Road & Rail - 0.2%
507	Union Pacific Corp. (a)	41,731

Semiconductor & Semiconductor Equipment - 0.8%
3,893	Evergreen Solar, Inc. (a)	40,487
587	MEMC Electronic Materials, Inc. (a)	40,304
1,683	NVIDIA Corp. (a)	41,570
2,316	Sigma Designs, Inc. (a)	42,846
		165,207
Specialty Retail - 0.2%
1,012	Guess?, Inc. (a)	41,320

Wireless Telecommunication Services - 0.6%
492	Mobile TeleSystems ADR (a)	43,099
2,378	Vimpel-Communications ADR	83,872
		126,971
	TOTAL COMMON STOCKS (Cost $2,044,223)	$2,063,066

INVESTMENT COMPANIES - 43.2%
38,100	iShares Dow Jones U.S. Telecommunications Sector Index Fund	1,024,890
20,500	iShares MSCI Emerging Markets Index Fund	3,098,985
40,472	Janus Adviser Long/Short Fund	504,279
24,000	Software HOLDRs	1,041,357
125,800	Technology Select Sector SPDR	3,180,224

	TOTAL INVESTMENT COMPANIES (Cost $8,694,429)	$8,849,735

Principal
Amount
TOTAL SHORT TERM INVESTMENTS - 66.2%
U.S. Government Agency Obligations - 65.4%
$13,400,000	Federal Home Loan Bank Discount Note, 1.922%, 6/2/2008	$13,399,330

Shares
Money Market Funds - 0.8%
158,616	Fidelity Institutional Money Market Portfolio	$158,616

	TOTAL MONEY MARKET FUNDS (Cost $13,557,946)	$13,557,946

	Total Investments (Cost $24,296,598) - 119.4%	$24,470,747
	Liabilities in Excess of Other Assets - (19.4)%	(3,975,220)
	TOTAL NET ASSETS - 100.0%	$20,495,527

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing

Spectrum Equity Opportunity Fund
Futures Contracts
May 30, 2008 (Unaudited)

		Unrealized
Contracts		Appreciation
50	S&P MidCap 400 Index Mini Future
	Expiring June 2008
	(Underlying Face Amount at Market Value $4,405,500)	$398,527

Evolution Managed Bond Fund
Schedule of Investments
May 30, 2008 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 98.7%
13,653	Alliance World Dollar Government Fund II	$191,552
16,055	BlackRock Corporate High Yield Fund VI	188,165
11,921	BlackRock Floating Rate Income Strategies Fund	189,782
12,036	BlackRock Preferred Income Strategies Fund	195,104
11,661	Evergreen Multi-Sector Income Fund	187,509
15,607	iShares iBoxx $ High Yield Corporate Bond Fund	1,532,920
6,250	iShares Lehman 1-3 Year Credit Bond Fund	636,000
7,710	iShares Lehman 1-3 Year Treasury Bond Fund	639,236
6,884	iShares Lehman 20+ Year Treasury Bond Fund	621,488
21,753	iShares Lehman 7-10 Year Treasury Bond Fund	1,899,254
75,446	iShares Lehman Aggregate Bond Fund	7,618,537
18,347	iShares Lehman MBS Fixed-Rate Bond Fund	1,873,412
4,292	iShares Lehman Treasury Inflation Protected Securities Fund	458,085
14,577	iShares S&P National Municipal Bond Fund	1,477,379
33,255	MFS Charter Income Trust	280,007
40,035	MFS Government Markets Income Trust	279,444
29,690	MFS Intermediate Income Trust	189,719
30,266	Putnam Premier Income Trust	190,070
13,974	SPDR Lehman 1-3 Month T-Bill Fund	640,708
29,988	SPDR Lehman International Treasury Bond Fund	1,663,734
12,428	Templeton Emerging Markets Income Fund	190,024
94,119	Vanguard Total Bond Market	7,200,104
10,271	Western Asset Emerging Markets Debt Fund	189,500
19,067	Western Asset High Income Fund II	190,289
15,497	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	189,063
	TOTAL INVESTMENT COMPANIES (Cost $28,441,912)	$28,911,085

Principal
Amount
SHORT TERM INVESTMENTS - 2.3%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.7%
$500,000	Federal Home Loan Bank Discount Note, 1.922%, 6/02/2008	$499,975

Shares
MONEY MARKET FUNDS - 0.6%
168,951	Fidelity Institutional Money Market Portfolio	$168,951

	TOTAL SHORT TERM INVESTMENTS (Cost $668,926)	$668,926

	Total Investments (Cost $29,110,838) - 101.0%	$29,580,011
	Liabilities in Excess of Other Assets - (1.0)%	(290,232)
	TOTAL NET ASSETS - 100.0%	$29,289,779

Percentages are stated as a percent of net assets.

Evolution All-Cap Equity Fund
Schedule of Investments
May 30, 2008 (Unaudited)

Shares		Value
COMMON STOCKS - 93.2%
Aerospace & Defense - 2.1%
5,782	Ceradyne, Inc. (a)	$249,378
994	Esterline Technologies Corp. (a)	61,558
11,364	MTC Technologies, Inc. (a)	270,804
4,120	Raytheon Co.	263,103
		844,843
Air Freight & Logistics - 1.6%
3,437	C.H. Robinson Worldwide, Inc.	221,686
609	Expeditors International of Washington, Inc.	28,672
5,178	Pacer International, Inc.	116,298
3,523	Ryder System, Inc.	258,694
2,153	UTI Worldwide, Inc.	51,155
		676,505
Airlines - 0.3%
5,403	Delta Air Lines, Inc. (a)	33,228
13,025	Northwest Airlines Corp. (a)	91,957
		125,185
Auto Components - 1.5%
4,346	Lear Corp. (a)	111,910
3,729	Magna International, Inc. (Canada)	266,996
26,189	Wonder Auto Technology, Inc. (a)	223,130
		602,036
Automobiles - 0.3%
502	Honda Motor Co. Ltd. ADR (Japan)	16,681
1,180	Toyota Motor Corp. ADR (Japan) (a)	120,419
		137,100
Beverages - 0.8%
2,160	Fomento Economico Mexicano S.A. de C.V. ADR (Mexico)	101,628
7,173	Hansen Natural Corp. (a)	224,085
		325,713
Biotechnology - 0.9%
413	Genentech, Inc. (a)	29,269
7,721	Martek Biosciences Corp. (a)	291,545
5,724	Repligen Corp. (a)	33,028
2,515	Trimeris, Inc. (a)	14,939
		368,781
Capital Markets - 0.9%
1,453	Bank of New York Mellon Corp.	64,702
314	Credit Suisse Group ADR (Switzerland)	15,980
272	Greenhill & Co., Inc.	16,388
583	Invesco Ltd.	16,225
3,723	Investment Technology Group, Inc. (a)	156,738
2,854	optionsXpress Holdings, Inc.	65,185
1,196	SEI Investments Co.	28,848
		364,066
Chemicals - 4.5%
9,093	Balchem Corp.	224,779
2,467	CF Industries Holdings, Inc.	337,732
4,351	Cytec Industries, Inc.	274,809
626	Ecolab, Inc.	28,064
2,317	ICO, Inc.	16,312
1,948	Landec Corp. (a)	15,603
401	Monsanto Co.	51,087
3,323	NewMarket Corp.	260,091
1,239	Potash Corporation of Saskatchewan, Inc. (Canada)	246,648
2,778	Terra Nitrogen Co. LP	407,783
		1,862,908
Commercial Banks - 0.7%
543	Banco Itau Holding Financeira S.A. (Brazil)	16,676
14,664	Oriental Financial Group	266,885
107	Unibanco - Uniao de Bancos Brasileiros S.A. (Brazil) (b)	16,785
		300,346

Commercial Services & Supplies - 2.5%
6,156	American Reprographics Co. (a)	112,593
7,659	First Advantage Corp. (a)	153,716
969	Geoeye, Inc. (a)	16,522
4,119	Heidrick & Struggles International, Inc.	118,009
7,149	ICF International, Inc. (a)	131,327
8,113	Knoll, Inc.	120,316
31,101	LECG Corp. (a)	314,120
5,178	Steelcase, Inc.	65,243
		1,031,846
Communications - 0.0%
1,111	Liberty Media Corp. (a)	16,465

Communications Equipment - 1.5%
2,788	Airvana, Inc. (a)	15,920
22,264	Cogo Group, Inc. (a)	312,141
9,045	Exfo Electro-Optical Engineering, Inc. (Canada) (a)	50,471
566	Nokia OYJ ADR (Finland)	16,074
1,361	Research In Motion Ltd. (Canada) (a)	189,002
2,884	Soapstone Networks, Inc.	15,372
		598,980
Computer Storage Devices - 0.1%
2,432	Xyratex Ltd. (a)	48,518

Computers & Peripherals - 0.8%
1,821	Immersion Corp. (a)	15,606
8,313	Western Digital Corp. (a)	311,987
		327,593
Construction & Engineering - 0.3%
2,835	Perini Corp. (a)	109,119

Construction Materials - 0.1%
703	Texas Industries, Inc.	51,249

Consumer Finance - 0.7%
19,926	First Cash Financial Services, Inc. (a)	306,661

Containers & Packaging - 0.1%
824	Sonoco Products Co.	28,527

Distributors - 0.2%
1,444	Genuine Parts Co.	63,550

Diversified Telecommunication Services - 0.7%
2,856	Compania Anonima Nacional Telefonos de Venezuela ADR (Venezuela)	42,126
3,855	Tele Norte Leste Participacoes S.A. (Brazil)	99,767
3,228	Telus Corp. (Canada)	150,619
		292,512
Electric Utilities - 0.7%
699	Companhia Energetica de Minas Gerais (Brazil)	16,524
13,858	TECO Energy, Inc.	282,288
		298,812
Electrical Equipment - 1.6%
696	First Solar, Inc. (a)	186,208
10,574	Fushi Copperweld, Inc. (a)	214,758
1,355	Hubbell, Inc.	63,373
1,371	Regal-Beloit Corp.	63,752
4,362	Solarfun Power Holdings Co., Ltd. ADR (a)	99,454
356	Suntech Power Holdings Co., Ltd. ADR (a)	15,144
		642,689
Electronic Equipment & Instruments - 1.2%
20,624	Digital Ally, Inc. (a)	203,559
887	National Instruments Corp.	28,171
18,650	TTM Technologies, Inc. (a)	271,544
		503,274

Energy Equipment & Services - 8.8%
3,002	Dril-Quip, Inc. (a)	175,137
3,104	ENSCO International, Inc.	222,960
34,914	Grey Wolf, Inc. (a)	273,377
7,844	Helmerich & Payne, Inc.	491,427
2,961	Hornbeck Offshore Services, Inc. (a)	156,045
16,681	Ion Geophysical Corp. (a)	273,401
552	National-Oilwell, Inc. (a)	45,993
3,488	Noble Corp.	220,232
8,600	Patterson-UTI Energy, Inc.	270,728
10,277	RPC, Inc.	153,847
5,789	Superior Energy Services (a)	310,811
13,785	Union Drilling, Inc. (a)	258,882
7,343	Unit Corp. (a)	563,135
2,640	W-H Energy Services, Inc. (a)	225,799
		3,641,774
Food Products - 1.4%
6,505	Cal-Maine Foods, Inc.	202,956
2,156	ConAgra Foods, Inc.	50,839
1,348	McCormick & Co, Inc.	50,658
5,451	Sanderson Farms, Inc.	272,168
		576,621
Health Care Equipment & Supplies - 2.9%
2,622	China Medical Technologies, Inc. ADR	103,385
28,786	Cutera, Inc. (a)	294,769
1,920	Immucor, Inc. (a)	51,513
652	Intuitive Surgical, Inc. (a)	191,421
9,319	Inverness Medical Innovations, Inc. (a)	340,703
3,483	Stryker Corp.	224,828
		1,206,619
Health Care Providers & Services - 2.1%
547	Amedisys, Inc. (a)	27,793
4,288	Amsurg Corp. (a)	116,977
6,313	Healthspring, Inc. (a)	117,296
8,023	Patterson Companies, Inc. (a)	272,862
13,682	Triple-S Management Corp. (a)	258,864
811	UnitedHealth Group, Inc.	27,744
890	VCA Antech, Inc. (a)	27,919
		849,455
Hotels Restaurants & Leisure - 1.2%
841	Buffalo Wild Wings, Inc. (a)	27,711
268	Ctrip.com International Ltd. ADR	15,646
1,215	Einstein Noah Rest Group, Inc. (a)	17,058
24,218	Premier Exibitions, Inc. (a)	119,637
35,872	Town Sports International Holdings, Inc. (a)	298,814
		478,866
Household Durables - 1.1%
1,779	Desarrolladora Homex S.A. de C.V. ADR (Mexico) (a)	123,996
4,750	Garmin Ltd.	231,088
2,931	Lennar Corp.	49,475
1,153	Universal Electronics, Inc. (a)	29,309
		433,868
Household Products - 0.1%
428	The Procter & Gamble Co.	28,269

Industrial Conglomerates - 0.6%
2	Alleghany Corp. (a)	751
2,785	Walter Industries, Inc.	259,673
		260,424
Insurance - 5.1%
10,270	Amtrust Financial Services, Inc.	153,639
1,466	Brown & Brown, Inc.	28,543
270	China Life Insurance Company Ltd. ADR (Taiwan)	16,295
4,160	Chubb Corp.	223,642
17,170	First Mercury Financial Corp. (a)	303,222
9,248	HCC Insurance Holdings, Inc.	220,657
14,414	Life Partners Holdings, Inc.	316,387
228	Loews Corp. - Carolina Group	16,541
16,310	Philadelphia Consolidated Holding Corp. (a)	607,548
4,331	RLI Corp.	221,487
		2,107,961

Internet & Catalog Retail - 0.8%
7,785	FTD Group, Inc.	114,829
771	Nutri/System, Inc.	15,821
2,050	PetMed Express, Inc. (a)	28,597
1,419	Priceline.com, Inc. (a)	190,898
		350,145
Internet Software & Services - 0.6%
46	Baidu.com, Inc. ADR (a)	15,873
17,368	China Fire & Security Group, Inc. (a)	209,458
1,396	CNET Networks, Inc. (a)	15,984
		241,315
IT Services - 2.3%
4,249	Accenture Ltd.	173,444
1,054	Global Payments, Inc.	49,770
2,248	Infosys Technologies Ltd. ADR (India)	110,399
29,751	Ness Technologies, Inc. (a)	336,781
11,749	SRA International, Inc. - Class A (a)	277,042
1,300	Yucheng Technologies Ltd. (a)	17,199
		964,635
Machinery - 2.4%
4,843	Chicago Rivet & Machine Co.	109,210
1,186	Dover Corp.	64,139
4,524	Force Protection, Inc. (a)	19,318
2,878	Graham Corp.	196,970
741	IDEX Corp.	28,781
1,154	K-Tron International, Inc. (a)	157,844
496	L.B. Foster Co. (a)	16,978
778	Lincoln Electric Holdings, Inc.	64,169
339	Parker Hannifin Corp.	28,703
4,192	Reliance Steel & Aluminum Co.	284,930
		971,042
Marine - 2.5%
2,917	Dryships, Inc.	273,615
9,182	Euroseas Ltd.	143,423
8,027	Excel Maritime Carriers Ltd. (Liberia)	411,785
1,401	Navios Maritime Holdings Inc.	16,840
4,335	TBS International Ltd. (a)	201,924
		1,047,587
Media - 1.2%
9,120	Cox Radio, Inc. (a)	116,280
3,411	Getty Images, Inc. (a)	114,200
29,412	Idearc, Inc.	118,236
3,438	Meredith Corp.	112,801
1,697	Scholastic Corp. (a)	52,777
		514,294
Metals & Mining - 5.4%
3,570	A.M. Castle & Co.	117,203
246	AK Steel Holding Corp.	17,466
3,304	Alliance Resource Partners LP	151,191
997	Arcelormittal S.A. Luxembourg ADR (Luxembourg)	99,032
753	China Natural Resources, Inc. (a)	17,003
2,447	Cleveland-Cliffs, Inc.	261,095
2,299	Companhia Siderurgica Nacional S.A. ADR (Brazil)	113,042
3,455	Compass Minerals International, Inc.	252,215
1,997	Gerdau S.A. (Brazil)	99,770
1,193	Gold Fields Ltd. ADR (South Africa)	15,425
1,107	Horsehead Holding Corp. (a)	15,553
2,095	Mechel ADR (Russia) (a)	120,714
4,113	Olympic Steel, Inc.	267,263
202	Rio Tinto PLC ADR (United Kingdom)	97,566
2,876	Schnitzer Steel Industries, Inc. - Class A	288,003
23,136	Shengda Tech, Inc. (a)	190,872
589	Southern Copper Corp.	64,925
2,148	Sutor Technology Group, Ltd. (a)	16,089
		2,204,427

Multiline Retail - 0.1%
2,979	Conn's, Inc. (a)	51,447

Multi-Utilities & Unregulated Power - 0.6%
2,958	Energen Corp.	221,702
875	MDU Resources Group, Inc.	28,901
		250,603
Oil, Gas & Consumable Fuels - 10.3%
19,985	Brigham Exploration Co. (a)	291,181
9,915	Callon Petroleum Co. (a)	256,997
4,894	Chesapeake Energy Corp.	268,044
635	Chevron Corp.	62,960
3,764	Cimarex Energy Co.	256,479
6,432	Contango Oil & Gas Company (a)	537,394
2,194	Devon Energy Corp.	254,372
1,943	EOG Resources, Inc.	249,928
4,352	Frontier Oil Corp.	131,039
2,740	Holly Corp.	116,313
7,450	Mariner Energy, Inc. (a)	243,615
3,507	Overseas Shipholding Group, Inc.	277,263
11,230	Permian Basin Royalty Trust	257,167
3,848	Petro-Canada (Canada)	222,107
221	Petroleo Brasileiro S.A. ADR (Brazil)	15,581
549	Tel Offshore Trust	16,080
35,187	Vaalco Energy, Inc. (a)	258,976
4,654	W&T Offshore, Inc.	259,507
4,112	XTO Energy, Inc.	261,606
		4,236,609
Paper & Forest Products - 0.7%
13,351	Schweitzer-Mauduit International, Inc.	272,360

Personal Credit Institutions - 0.0%
4,738	The First Marblehead Corp.	15,588

Personal Products - 1.3%
6,751	NBTY, Inc. (a)	220,487
11,684	USANA Health Sciences, Inc. (a)	297,358
		517,845
Pharmaceuticals - 5.4%
43,958	American Oriental Bioengineering, Inc. (a)	523,100
3,929	Elan Corp. PLC ADR (Ireland) (a)	98,382
362	GlaxoSmithKline PLC ADR (United Kingdom)	16,120
4,173	Johnson & Johnson	278,506
11,126	King Pharmaceuticals, Inc. (a)	114,153
35,617	Obagi Medical Products, Inc. (a)	319,485
51,137	Questcor Pharmaceuticals, Inc. (a)	260,287
435	Sanofi-Aventis ADR (France)	16,234
13,838	Sciele Pharma, Inc.	303,191
2,567	Teva Pharmaceutical Industries Ltd. ADR (Israel)	117,389
4,250	Xenoport, Inc. (a)	183,940
		2,230,787
Semiconductor & Semiconductor Equipment - 1.5%
4,498	JA Solar Holdings Co. Ltd. ADR (China) (a)	95,672
2,212	LDK Solar Co. Ltd. ADR (China) (a)	101,863
4,400	MEMC Electronic Materials, Inc. (a)	302,104
10,062	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	115,210
		614,849
Software - 3.5%
4,730	Ansys, Inc. (a)	223,729
957	Commvault Systems, Inc. (a)	16,757
11,568	Interactive Intelligence, Inc. (a)	150,731
13,491	JDA Software Group, Inc. (a)	275,216
32,520	Lawson Software Inc New (a)	283,574
1,422	MicroStrategy, Inc. (a)	113,206
6,486	Quality Systems, Inc.	213,584
291	SAP AG ADR (Germany)	15,889
13,058	VASCO Data Security International, Inc. (a)	169,232
		1,461,918

	Specialty Retail - 2.9%
	382	Abercrombie & Fitch Co. - Class A	27,733
	1,143	Best Buy Co., Inc.	53,367
	6,948	Finish Line	55,098
	36,724	hhgregg, Inc. (a)	403,229
	19,178	Lumber Liquidators, Inc. (a)	304,547
	11,589	Volcom, Inc. (a)	293,549
	2,008	Williams-Sonoma, Inc.	51,043
			1,188,566
	Textiles, Apparel & Luxury Goods - 2.3%
	14,882	Cherokee, Inc.	405,237
	29,518	Fuqi International, Inc. (a)	332,963
	3,007	G-III Apparel Group Ltd. (a)	49,886
	1,577	Lululemon Athletica, Inc. (a)	50,448
	2,199	Movado Group, Inc.	48,818
	1,035	UniFirst Corp.	49,680
			937,032
	Trading Companies & Distributors - 0.5%
	5,564	Applied Industrial Technologies, Inc.	153,400
	589	Fastenal Co.	29,120
	524	MSC Industrial Direct Co., Inc. - Class A	28,558
			211,078
	Wireless Telecommunication Services - 1.5%
	1,990	America Movil SAB de C.V., Series L ADR (Mexico)	118,942
	2,358	China Unicom Ltd. ADR (Hong Kong)	53,739
	181	Mobile TeleSystems ADR (Russia) (a)	15,856
	6,143	NII Holdings, Inc. (a)	308,379
	3,246	Vimpel-Communications ADR (Russia)	114,486
			611,402

		TOTAL COMMON STOCKS (Cost $34,649,263)	$38,404,664

	INVESTMENT COMPANIES - 4.9%
	6,690	iShares S&P Latin America 40 Index Fund	$2,010,680
		TOTAL INVESTMENT COMPANIES (Cost $1,752,075)	$2,010,680

	Shares
	SHORT TERM INVESTMENTS - 0.3%
	MONEY MARKET FUNDS - 0.3%
	124,930	Fidelity Institutional Money Market Portfolio	$124,930

		TOTAL SHORT TERM INVESTMENTS (Cost $124,930)	$124,930

		Total Investments (Cost $36,526,268) - 98.4%	$40,540,274
		Other Assets in Excess of Liabilities - 1.6%	657,610
		TOTAL NET ASSETS - 100.0%	$41,197,884

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security
(b)	Foreign issued security

	Evolution All-Cap Equity Fund
	Short Futures Contracts
	May 30, 2008 (Unaudited)

			Unrealized
	Contracts		Depreciation
	316	NASDAQ-100 Index E-Mini Futures
		Expiring June 2008
		(Underlying Face Amount at Market Value $12,850,140)	$(288,722)

Evolution Large Cap Fund
Schedule of Investments
May 30, 2008 (Unaudited)

Shares		Value
COMMON STOCKS - 95.1%
Aerospace & Defense - 0.7%
950	Boeing Co. (a)	$78,631
2,845	Raytheon Co.	181,682
		260,313
Air Freight & Logistics - 2.3%
8,305	C.H. Robinson Worldwide, Inc.	535,673
2,230	FedEx Corp.	204,513
1,775	Ryder System, Inc.	130,338
		870,524
Airlines - 0.9%
42,775	Delta Air Lines, Inc.(a)	263,066
12,882	Northwest Airlines Corp. (a)	90,947
		354,013
Auto Components - 0.5%
2,581	Magna International, Inc.	184,800

Automobiles - 0.6%
2,459	Honda Motor Co. Ltd. ADR	81,712
1,534	Toyota Motor Corp. ADR (a)	156,545
		238,257
Beverages - 1.3%
1,637	Fomento Economico Mexicano, S.A.B. de C.V. ADR	77,021
13,007	Hansen Natural Corp. (a)	406,338
		483,359
Biotechnology - 0.2%
479	BioMarin Pharmaceuticals, Inc. (a)	18,283
747	Genentech, Inc. (a)	52,940
		71,223
Building Products - 0.1%
1,089	Trane, Inc.	50,551

Capital Markets - 0.9%
4,051	Bank Of New York Mellon Corp.	180,391
1,606	Credit Suisse Group ADR	81,730
2,963	Invesco Ltd.	82,460
		344,581
Chemicals - 3.4%
1,211	Agrium, Inc.	105,866
2,975	Airgas, Inc.	176,031
1,803	CF Industries Holdings, Inc.	246,831
3,253	Cytec Industries, Inc.	205,459
828	Monsanto Co.	105,487
519	Potash Corporation of Saskatchewan, Inc.	103,317
4,195	Terra Industries, Inc. (a)	295,369
438	Terra Nitrogen Co. LP	64,294
		1,302,654
Commercial Banks - 0.9%
668	Banco Bilbao Vizcaya Argentaria, S.A. ADR	14,903
1,386	Banco Bradesco, S.A.	33,278
3,909	Banco Itau Holding Financeira, S.A.	120,045
712	Banco Santander, S.A. ADR	14,881
767	Credicorp Ltd	64,014
763	Uniao de Bancos Brasileiros, S.A.	119,692
		366,813

Commercial Services & Supplies - 1.4%
422	Apollo Group, Inc. (a)	20,167
674	Equifax, Inc.	25,720
749	Manpower, Inc.	47,187
2,154	Pitney Bowes, Inc.	78,212
7,943	Robert Half International, Inc.	195,239
4,566	Waste Management, Inc.	173,188
		539,713
Communications Equipment - 0.2%
2,882	Nokia Corp. ADR	81,849

Computers & Peripherals - 1.2%
3,348	Dell, Inc. (a)	77,205
1,326	International Business Machines Corp.	171,624
5,942	Western Digital Corp. (a)	223,003
		471,832
Construction & Engineering - 1.1%
699	Fluor Corp.	130,398
244	Foster Wheeler Ltd (a)	18,586
1,076	McDermott International, Inc. (a)	66,744
4,562	URS Corp. (a)	218,109
		433,837
Containers & Packaging - 2.5%
2,969	AptarGroup, Inc.	132,774
1,966	Greif, Inc.	131,800
12,326	Owens-Illinois, Inc. (a)	705,294
		969,868
Distributors - 0.5%
3,986	Genuine Parts Co.	175,424

Diversified Telecommunication Services - 1.0%
3,028	Compania Anonima Nacional Telefonos de Venzuela ADR	44,663
43	Fairpoint Communications, Inc.	387
1,486	KT Corp. ADR (a)	33,598
4,168	Tele Norte Leste Participacoes SA	107,868
389	Telefonica S.A. ADR	33,466
3,911	TELUS Corp.	182,487
		402,469
Electric Utilities - 0.8%
3,477	Companhia Energetica de Minas Gerais	82,196
446	Huaneng Power International, Inc. ADR	15,048
10,720	TECO Energy, Inc.	218,367
		315,611
Electrical Equipment - 1.3%
3,588	Ametek, Inc.	184,065
1,814	Avnet, Inc. (a)	53,549
66	First Solar, Inc. (a)	17,658
1,335	Rockwell Automation, Inc.	78,164
3,002	Solarfun Power Holdings Co. Ltd ADR (a)	68,446
1,897	Suntech Power Holdings Co. Ltd ADR (a)	80,698
		482,580
Electronic Equipment & Instruments - 0.2%
819	Agilent Technologies, Inc. (a)	30,622
1,769	AU Optronics Corp. ADR	33,682
		64,304
Energy Equipment & Services - 8.1%
612	Atwood Oceanics, Inc. (a)	62,369
2,609	BJ Services Co.	78,792
1,180	Cameron International Corp. (a)	62,812
5,989	ENSCO International, Inc.	430,190
8,185	Helmerich & Payne, Inc.	512,790
768	National-Oilwell, Inc. (a)	63,990
6,415	Noble Corp.	405,043
869	Oceaneering International, Inc. (a)	62,012
11,988	Patterson-UTI Energy, Inc.	377,382
3,354	Superior Energy Services (a)	180,076
10,231	Unit Corp. (a)	784,615
1,456	Weatherford International, Ltd. (a)	66,437
		3,086,508
Fire, Marine, And Casualty Insurance - 0.1%
485	Erie Indemnity Co.	24,827

Food & Staples Retailing - 0.6%
1,789	Costco Wholesale Corp.	127,592
632	CVS Corp.	27,043
968	The Kroger Co.	26,756
872	Wal-Mart Stores, Inc.	50,349
		231,740
Food Products - 1.6%
4,538	Archer-Daniels-Midland Co.	180,159
535	Bunge Ltd.	63,863
7,404	ConAgra Foods, Inc.	174,586
1,974	The Hershey Co.	77,361
3,202	Hormel Foods Corp.	121,003
		616,972
Health Care Equipment & Supplies - 1.7%
591	Becton, Dickinson & Co.	49,910
1,866	China Medical Technologies, Inc. ADR	73,576
1,019	Covidien Ltd	51,042
7,153	Stryker Corp.	461,726
		636,254
Health Care Providers & Services - 2.5%
1,698	Coventry Health Care, Inc. (a)	78,159
3,006	Express Scripts, Inc. (a)	216,763
2,517	Health Net, Inc. (a)	78,027
1,286	Humana, Inc. (a)	65,650
2,358	Laboratory Corp Of America Holdings (a)	173,997
3,315	Medco Health Solutions, Inc. (a)	160,612
5,633	Patterson Companies, Inc. (a)	191,578
		964,786
Hotels Restaurants & Leisure - 1.1%
1,405	Ctrip.com International, Ltd. - ADR	82,024
1,931	MGM Mirage (a)	95,024
6,491	Royal Caribbean Cruises, Ltd.	192,913
2,916	Starbucks Corp. (a)	53,042
		423,003
Household Durables - 2.3%
9,639	Garmin Ltd.	468,937
634	Harman International Industries, Inc.	28,353
2,230	Homex Development Corp. ADR (a)	155,431
387	Koninklijke Philips Electronics NV ADR	14,872
644	Mohawk Industries, Inc. (a)	48,352
3,895	Newell Rubbermaid, Inc.	78,212
1,612	The Stanley Works	78,311
349	Whirlpool Corp.	25,714
		898,182
Industrial Conglomerates - 0.4%
3,793	Tyco International, Ltd.	171,406

Insurance - 4.6%
819	ACE Ltd.	49,197
787	Allianz SE ADR	14,898
509	The Allstate Corp.	25,928
2,448	Arch Capital Group, Ltd. (a)	172,241
1,351	China Life Insurance Company, Ltd. ADR	81,533
8,477	Chubb Corp.	455,724
551	Everest Re Group, Ltd.	48,334
221	Fairfax Financial Holdings, Ltd.	60,647
690	Hartford Financial Services Group, Inc.	49,038
17,037	HCC Insurance Holdings, Inc.	406,503
2,547	Loews Corp. - Carolina Group	184,785
1,415	Odyssey Re Holdings Corp.	53,119
989	RenaissanceRe Holdings Ltd.	51,586
748	Transatlantic Holdings, Inc.	48,358
1,487	Travelers Companies, Inc.	74,068
		1,775,959
Internet & Catalog Retail - 0.1%
1,047	Expedia, Inc. (a)	25,390

Internet Software & Services - 2.0%
236	Baidu.com, Inc. ADR (a)	81,434
25,500	Yahoo!, Inc. (a)	682,380
		763,814
IT Services - 1.3%
1,934	Accenture Ltd.	78,946
3,189	Affiliated Computer Services, Inc. Class A (a)	172,844
1,563	Cognizant Technology Solutions Corp. (a)	55,142
1,661	Infosys Technologies, Ltd. ADR	81,572
66	Mastercard, Inc.	20,371
2,263	Paychex, Inc.	78,187
		487,062
Leisure Equipment & Products - 0.7%
7,110	Hasbro, Inc.	257,666

Machinery - 6.1%
324	AGCO Corp. (a)	19,579
1,589	Caterpillar, Inc.	131,315
935	Cummins, Inc.	65,843
2,859	Deere & Co.	232,551
3,393	Dover Corp.	183,493
2,113	Harsco Corp.	133,795
2,218	Lincoln Electric Holdings, Inc.	182,941
10,463	The Manitowoc Company, Inc.	407,011
1,559	Parker Hannifin Corp.	132,000
10,812	Reliance Steel & Aluminum Co.	734,892
215	SPX Corp.	28,569
1,099	Terex Corp. (a)	78,414
		2,330,403
Marine - 0.2%
724	Dryships, Inc.	67,911

Media - 1.9%
24,652	DIRECTV Group, Inc.(a)	692,721
647	Lamar Advertising Co. (a)	27,077
679	Viacom, Inc. (a)	24,322
		744,120
Metals & Mining - 9.6%
739	Agnico-Eagle Mines, Ltd.	52,240
1,724	AK Steel Holding Corp.	122,404
4,182	Alcoa, Inc.	169,747
1,036	Allegheny Technologies, Inc.	77,700
979	Anglo American Plc ADR	33,560
1,082	ArcelorMittal ADR	107,475
2,635	Barrick Gold Corp.	106,164
651	Cleveland-Cliffs, Inc.	69,462
4,897	Commercial Metals Co.	179,230
3,553	Companhia Siderurgica Nacional, S.A. ADR	174,701
1,077	Consol Energy, Inc.	105,072
537	Freeport-McMoRan Copper & Gold, Inc.	62,136
2,185	Gerdau S.A.	109,163
6,361	Gold Fields Ltd. ADR	82,248
1,275	Goldcorp, Inc.	51,178
2,585	Kinross Gold Corp.	51,622
10,789	Massey Energy Co.	697,185
3,106	Mechel OAO ADR (a)	178,968
10,017	Nucor Corp.	749,272
1,610	Pan American Silver Corp. (a)	53,372
109	POSCO ADR (a)	14,895
138	Rio Tinto PLC ADR	66,654
3,114	Southern Copper Corp.	343,256
		3,657,704
Multi-Utilities & Unregulated Power - 1.1%
5,424	Energen Corp.	406,529

Oil, Gas & Consumable Fuels - 13.9%
389	Apache Corp.	52,149
814	Arch Coal, Inc.	52,837
206	BP PLC ADR	14,937
11,670	Cabot Oil & Gas Corp.	703,117
14,522	Chesapeake Energy Corp.	795,370
1,754	Chevron Corp.	173,909
10,079	Cimarex Energy Co.	686,783
504	Denbury Resources, Inc. (a)	17,151
389	EOG Resources, Inc.	50,037
1,463	Exxon Mobil Corp.	129,856
8,891	Frontier Oil Corp.	267,708
27,451	Harvest Energy Trust	673,648
1,202	Hess Corp.	147,618
1,877	Holly Corp.	79,679
1,600	Murphy Oil Corp.	148,240
681	Occidental Petroleum Corp.	62,604
7,029	Petro-Canada	405,714
1,138	Petroleo Brasileiro, S.A. ADR	80,229
175	Royal Dutch Shell PLC ADR	14,961
381	StatoilHydro ASA ADR	14,916
384	Total S.A. ADR	33,508
7,849	Ultra Petroleum Corp. (a)	682,627
		5,287,598
Paper & Forest Products - 0.1%
366	Aracruz Celulose S.A.	33,211

Personal Products - 0.9%
6,508	Herbalife Ltd.	250,818
1,640	The Estee Lauder Companies, Inc.	78,064
		328,882

Pharmaceuticals - 3.2%
2,991	Elan Corp. PLC ADR (a)	74,895
10,232	Endo Pharmaceuticals Holdings, Inc. (a)	252,116
7,802	Forest Laboratories, Inc. (a)	280,170
1,846	GlaxoSmithKline PLC ADR	82,202
3,049	Johnson & Johnson	203,490
7,683	King Pharmaceuticals, Inc. (a)	78,828
2,202	Sanofi-Aventis ADR	82,179
3,865	Teva Pharmaceutical Industries, Ltd. ADR	176,746
		1,230,626
Phosphatic Fertilizers - 0.3%
838	Mosaic Co. (a)	105,018

Road & Rail - 0.5%
737	CSX Corp.	50,897
3,697	J.B. Hunt Transport Services, Inc.	128,804
		179,701
Semiconductor & Semiconductor Equipment - 2.9%
764	Cree, Inc. (a)	19,421
6,353	Cypress Semiconductor Corp. (a)	177,122
3,089	JA Solar Holdings Co., Ltd ADR (a)	65,703
4,544	Lam Research Corp. (a)	184,941
1,890	LDK Solar Co., Ltd ADR (a)	87,034
2,669	MEMC Electronic Materials, Inc. (a)	183,254
7,562	NVIDIA Corp. (a)	186,781
1,761	Siliconware Precision Industries, Ltd. ADR	14,951
13,742	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	157,346
877	Texas Instruments, Inc.	28,485
		1,105,038
Software - 1.8%
648	Adobe Systems, Inc. (a)	28,551
8,649	Ansys, Inc. (a)	409,098
1,272	Autodesk, Inc. (a)	52,356
726	BMC Software, Inc. (a)	29,113
1,594	MICRO Systems, Inc. (a)	52,554
1,839	SAP AG ADR	100,409
1,020	Shanda Interactive Entertainment Ltd. ADR (a)	33,119
		705,200
Specialty Retail - 1.4%
6,978	American Eagle Outfitters, Inc.	127,139
772	Bed Bath & Beyond, Inc. (a)	24,596
2,318	Dick's Sporting Goods, Inc. (a)	53,662
1,395	The Gap Inc.	25,459
898	The Home Depot, Inc.	24,569
1,442	Limited Brands, Inc.	27,946
3,248	Petsmart, Inc.	76,133
893	The Sherwin-Williams Co.	50,142
4,155	The TJX Companies, Inc.	133,209
		542,855
Tobacco - 0.1%
498	UST, Inc.	27,505

Trading Companies & Distributors - 0.1%
974	MSC Industrial Direct Co., Inc.	53,083
Water Utilities - 0.0%
262	Companhia de Saneamento Basico do Estado de Sao Paulo ADR	14,764

Wireless Telecommunication Services - 1.9%
2,980	America Movil S.A.B. de C.V. ADR	178,115
3,524	China Unicom Ltd. ADR	80,312
1,142	Mobile TeleSystems ADR (a)	100,039
3,746	NII Holdings, Inc. (a)	188,049
4,902	Vimpel-Communications ADR	172,894
653	SK Telecom Co., Ltd. ADR (a)	14,836
		734,245

	TOTAL COMMON STOCKS (Cost $33,682,297)	$36,357,671

INVESTMENT COMPANIES - 3.7%
28,495	PowerShares Dynamic Market Portfolio	1,408,508
	TOTAL INVESTMENT COMPANIES (Cost $1,412,460)	$1,408,508

Principal
Amount
SHORT TERM INVESTMENTS - 0.8%
U.S. Government Agency Obligations - 0.3%
$100,000	Federal Home Loan Bank Discount Note, 1.922%, 6/2/2008	$99,995

Money Market Funds - 0.5%
197,082	Fidelity Institutional Money Market Portfolio	$197,082

	TOTAL SHORT TERM INVESTMENTS (Cost $297,077)	$297,077

	Total Investments (Cost $35,391,834) - 99.6%	$38,088,122
	Other Assets in Excess of Liabilities - 0.4%	135,004
	TOTAL NET ASSETS - 100.0%	$38,223,126

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
(a) Non-income producing security

Evolution Large Cap Fund
Short Futures Contracts
May 30, 2008 (Unaudited)

		Unrealized
Contracts		Depreciation
27	S&P 500 Index Futures
	Expiring June 2008
	(Underlying Face Amount at Market Value $9,436,500)	$(40,588)

	Evolution Small Cap Fund
	Schedule of Investments
	May 30, 2008 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.0%
	Aerospace & Defense - 2.8%
1,699	AAR Corp. (a)	$32,757
2,463	Ceradyne, Inc. (a)	106,229
1,099	Cubic Corp.	27,783
669	Curtiss-Wright Corp.	34,460
411	DRS Technologies, Inc.	32,379
2,136	Esterline Technologies Corp. (a)	132,282
1,593	LMI Aerospace, Inc. (a)	33,134
759	Moog, Inc. (a)	34,413
5,920	MTC Technologies, Inc. (a)	141,074
		574,511
	Air Freight & Logistics - 0.3%
895	HUB Group, Inc. (a)	32,292
1,022	Pacer International, Inc.	22,954
		55,246
	Auto Components - 0.9%
1,144	Drew Industries, Inc. (a)	25,145
597	Lear Corp. (a)	15,373
1,227	LKQ Corp. (a)	27,190
13,269	Wonder Auto Technology, Inc. (a)	113,052
		180,760
	Biotechnology - 3.0%
10,577	Celera Group, Applera Corp. (a)	136,232
1,520	Cepheid, Inc. (a)	40,006
2,683	Incyte Corp. (a)	26,052
1,982	ISIS Pharmaceuticals, Inc. (a)	28,026
7,542	Martek Biosciences Corp. (a)	284,786
1,329	Rigel Pharmaceuticals, Inc. (a)	31,019
1,403	Savient Pharmaceuticals, Inc. (a)	37,376
287	United Therapeutics Corp. (a)	27,411
		610,908
	Building Products - 0.1%
1,159	Apogee Enterprises, Inc.	27,515

	Capital Markets - 1.3%
863	FCStone Group, Inc. (a)	33,769
511	Gamco Investors, Inc.	27,129
1,002	Greenhill & Co., Inc. (a)	60,371
1,332	Investment Technology Group, Inc. (a)	56,077
1,572	Knight Capital Group, Inc. (a)	27,997
2,456	optionsXpress Holdings, Inc.	56,095
		261,438
	Chemicals - 3.2%
6,332	A. Schulman, Inc.	143,040
4,294	Balchem Corp.	106,148
1,342	Headwaters, Inc. (a)	14,587
3,135	Koppers Holdings, Inc.	135,369
1,120	LSB Industries, Inc. (a)	20,429
1,992	NewMarket Corp.	155,914
546	Terra Nitrogen Co. LP	80,147
		655,634
	Commercial Banks - 1.2%
6,388	Oriental Financial Group	116,262
6,183	Southside Bancshares, Inc.	135,337
		251,599
	Commercial Services & Supplies - 3.4%
538	Administaff, Inc.	15,021
1,179	American Reprographics Co. (a)	21,564
986	Bowne & Co., Inc.	15,155
553	Bright Horizons Family Solutions, Inc. (a)	26,677
2,810	First Advantage Corp. (a)	56,397
2,715	Geoeye, Inc. (a)	46,291
579	Heidrick & Struggles International, Inc.	16,588
2,205	ICF International, Inc. (a)	40,506
1,089	IKON Office Solutions, Inc.	13,166
1,447	Knoll, Inc.	21,459
649	Layne Christensen Co. (a)	33,183
14,394	LECG Corp. (a)	145,379
7,353	Metalico, Inc. (a)	116,913
4,517	Steelcase, Inc.	56,914
281	United Stationers, Inc. (a)	11,897
951	Watson Wyatt Worldwide, Inc.	55,700
		692,810

	Communications Equipment - 2.3%
4,925	Black Box Corp.	141,348
10,787	Cogo Group, Inc. (a)	151,234
3,088	Netgear, Inc. (a)	58,641
8,901	Soapstone Networks, Inc. (a)	47,442
2,729	Viasat, Inc. (a)	58,783
		457,448
	Computers & Peripherals - 0.3%
770	QLogic Corp. (a)	12,158
1,317	Synaptics, Inc. (a)	56,328
		68,486
	Construction & Engineering - 0.7%
7,041	Comfort Systems USA, Inc.	94,349
1,144	Perini Corp. (a)	44,033
		138,382
	Consumer Finance - 0.7%
9,011	First Cash Financial Services, Inc. (a)	138,679

	Containers & Packaging - 0.5%
2,647	Rock-Tenn Co.	94,471

	Diversified Financial Services - 0.2%
948	Interactive Brokers Group, Inc. (a)	30,876

	Diversified Telecommunication Services - 0.1%
2,087	Alaska Communications Systems Group, Inc.	27,006

	Electrical Equipment - 2.3%
520	Anixter International, Inc. (a)	33,805
1,565	AZZ, Inc. (a)	49,110
1,414	Fushi Copperweld, Inc. (a)	28,718
762	GrafTech International Ltd. (a)	20,117
1,529	Harbin Electric, Inc. (a)	28,669
4,173	Hubbell, Inc.	195,171
693	II-VI, Inc. (a)	27,103
1,156	Regal-Beloit Corp.	53,754
683	Woodward Governor Co.	27,505
		463,952
	Electronic Equipment & Instruments - 3.8%
8,044	Benchmark Electronics, Inc. (a)	142,942
3,810	Enersys (a)	118,910
3,422	Mellanox Technologies Ltd (a)	55,915
5,666	Multi-Fineline Electronix, Inc. (a)	113,603
1,072	ScanSource, Inc. (a)	32,117
3,704	Taser International, Inc. (a)	26,039
7,043	Technitrol, Inc.	140,508
9,728	TTM Technologies, Inc. (a)	141,640
		771,674
	Energy Equipment & Services - 7.4%
3,249	Bristow Group, Inc. (a)	169,825
4,428	Complete Production Services (a)	126,906
292	Dawson Geophysical Co. (a)	19,941
832	Dril-Quip, Inc. (a)	48,539
30,506	Grey Wolf, Inc. (a)	238,862
1,512	Gulfmark Offshore, Inc. (a)	101,501
1,005	Hornbeck Offshore Services, Inc. (a)	52,963
8,741	ION Geophysical Corp. (a)	143,265
6,016	Natural Gas Services Group (a)	164,899
565	Oil States International, Inc. (a)	33,007
3,715	RPC, Inc.	55,614
5,992	Union Drilling, Inc. (a)	112,530
2,610	W-H Energy Services, Inc. (a)	223,233
		1,491,085
	Food & Staples Retailing - 1.6%
461	Big Lots, Inc. (a)	14,319
6,723	Casey's General Stores, Inc.	147,166
1,344	PriceSmart, Inc.	31,638
927	Ruddick Corp.	32,936
5,224	Winn Dixie Stores, Inc. (a)	94,293
		320,352

	Food Products - 2.4%
1,270	Cal-Maine Foods, Inc.	39,624
9,488	Darling International, Inc. (a)	152,851
11,238	Del Monte Foods Co.	97,883
818	Lancaster Colony Corp.	26,806
3,401	Sanderson Farms, Inc.	169,812
		486,976
	Health Care Equipment & Supplies - 3.4%
13,142	Cutera, Inc. (a)	134,574
7,693	Cyberonics, Inc. (a)	136,397
2,206	Immucor, Inc. (a)	59,187
4,305	Inverness Medical Innovations, Inc. (a)	157,391
913	Meridian Bioscience, Inc.	26,778
7,477	Merit Medical Systems, Inc. (a)	119,034
2,329	Neogen Corp. (a)	61,346
		694,707
	Health Care Providers & Services - 3.7%
715	Air Methods Corp. (a)	27,556
1,206	Amedisys, Inc. (a)	61,277
741	Amsurg Corp. (a)	20,214
2,331	Bio-Reference Labs, Inc. (a)	57,902
8,459	eResearch Technology, Inc. (a)	135,259
1,220	Healthspring, Inc. (a)	22,668
1,838	LCA-Vision, Inc.	15,274
630	National Healthcare Corp.	32,918
2,402	Owens & Minor, Inc.	114,047
5,719	Parexel International Corp. (a)	140,630
5,950	Triple-S Management Corp. (a)	112,574
		740,319
	Hotels Restaurants & Leisure - 0.8%
770	Brinker International, Inc.	16,886
341	CEC Entertainment, Inc. (a)	12,324
4,072	Cedar Fair, L.P.	94,389
407	Choice Hotels International, Inc.	14,102
463	Jack in the Box, Inc. (a)	11,376
520	Papa John's International, Inc. (a)	15,304
		164,381
	Household Durables - 1.2%
1,128	Tempur-Pedic International, Inc.	12,115
4,244	Tupperware Corp.	162,545
2,306	Universal Electronics, Inc. (a)	58,618
		233,278
	Industrial Conglomerates - 0.8%
1,781	Walter Industries, Inc.	166,060

	Insurance - 3.9%
13,558	Amtrust Financial Services, Inc.	202,828
7,891	First Mercury Financial Corp. (a)	139,355
4,180	Life Partners Holdings, Inc.	91,751
6,481	Philadelphia Consolidated Holding Corp. (a)	241,417
2,058	RLI Corp.	105,246
		780,597
	Internet & Catalog Retail - 0.5%
1,400	FTD Group, Inc.	20,650
4,172	PetMed Express, Inc. (a)	58,200
2,127	Shutterfly, Inc. (a)	30,650
		109,500
	Internet Software & Services - 1.0%
2,486	China Fire & Security Group, Inc. (a)	29,981
21,154	S1 Corp. (a)	138,347
328	Sohu.com, Inc. (a)	28,707
		197,035
	IT Services - 2.4%
984	CSG Systems International, Inc. (a)	13,068
12,950	MPS Group, Inc. (a)	148,666
13,767	Ness Technologies, Inc. (a)	155,842
5,976	SRA International, Inc. (a)	140,914
1,604	Yucheng Technologies Ltd (a)	21,221
		479,711

	Leisure Equipment & Products - 0.7%
4,092	JAKKS Pacific, Inc. (a)	96,571
437	Marvel Entertainment, Inc. (a)	14,871
1,055	RC2 Corp. (a)	20,372
		131,814
	Machinery - 4.4%
915	Actuant Corp.	33,407
842	Astec Industries, Inc. (a)	32,762
564	Badger Meter, Inc.	27,721
2,770	Chart Industries, Inc. (a)	116,035
511	CIRCOR International, Inc.	27,292
2,296	L.B.Foster Co. (a)	78,592
1,194	Gardner Denver, Inc. (a)	63,354
1,557	Graham Corp.	106,561
601	K-Tron International, Inc. (a)	82,205
1,150	Kadant, Inc. (a)	30,739
1,030	Middleby Corp. (a)	58,803
4,309	Titan Machy, Inc. (a)	104,709
2,758	Westinghouse Air Brake Technologies Corp.	128,440
		890,620
	Marine - 1.5%
1,351	Diana Shipping, Inc.	47,272
3,257	Euroseas Ltd	50,874
1,954	Excel Maritime Carriers Ltd	100,240
674	Genco Shipping & Trading Ltd	47,342
1,475	Navios Maritime Holdings, Inc.	17,730
985	TBS International Limited (a)	45,881
		309,339
	Media - 0.2%
1,662	Cox Radio, Inc. (a)	21,191
576	Getty Images, Inc. (a)	19,284
		40,475
	Metals & Mining - 4.6%
611	A.M. Castle & Co.	20,059
1,120	Alliance Resource Partners, L.P.	51,251
624	Alpha Natural Resources, Inc. (a)	50,968
1,040	AMCOL International Corp.	32,094
826	Brush Engineered Materials, Inc. (a)	27,597
2,085	China Natural Resources, Inc. (a)	47,079
1,987	Compass Minerals International, Inc.	145,051
1,852	Horsehead Holding Corp. (a)	26,021
1,803	Olympic Steel, Inc.	117,159
2,512	Schnitzer Steel Industries, Inc.	251,552
7,061	ShengdaTech, Inc. (a)	58,253
6,372	Stillwater Mining Co. (a)	91,438
		918,522
	Oil, Gas & Consumable Fuels - 6.5%
529	Arena Resources, Inc. (a)	26,487
10,523	Brigham Exploration Co. (a)	153,320
4,309	Callon Petroleum Co. (a)	111,689
1,928	Contango Oil & Gas Company (a)	161,084
1,315	CVR Energy, Inc. (a)	35,084
1,053	Energy Partners Ltd. (a)	15,869
493	Foundation Coal Holdings, Inc.	32,898
1,008	Golar LNG Ltd.	18,517
3,238	Mariner Energy, Inc. (a)	105,883
1,994	Overseas Shipholding Group, Inc.	157,646
468	Patriot Coal Corp. (a)	50,605
1,984	Petroleum Development Corp. (a)	137,094
1,314	Tsakos Energy Navigation Ltd.	47,304
17,658	Vaalco Energy, Inc. (a)	129,963
2,580	W&T Offshore, Inc.	143,861
		1,327,304
	Paper & Forest Products - 0.7%
6,858	Schweitzer-Mauduit International, Inc.	139,903

	Personal Products - 2.0%
5,355	Inter Parfums, Inc.	134,785
3,923	NBTY, Inc. (a)	128,125
5,584	USANA Health Sciences, Inc. (a)	142,113
		405,023

	Pharmaceuticals - 3.9%
35,500	American Oriental Bioengineering, Inc. (a)	422,450
969	Auxilium Pharmaceuticals, Inc. (a)	30,853
1,657	Biovail Corp.	19,437
17,166	Obagi Medical Products, Inc. (a)	153,979
6,337	Sciele Pharma, Inc.	138,844
605	Xenoport, Inc. (a)	26,184
		791,747
	Radio & Television Broadcasting & Communications Equipment - 0.8%
15,512	Globecomm Systems, Inc. (a)	150,622
2,490	USA Mobility, Inc.	19,547
		170,169
	Real Estate - 0.3%
4,229	Anworth Mortgage Asset Corp.	29,899
2,457	Capstead Mortgage Corp.	33,661
		63,560
	Road & Rail - 0.2%
742	Arkansas Best Corp.	27,572
346	Genesee & Wyoming, Inc. (a)	14,124
		41,696
	Semiconductor & Semiconductor Equipment - 2.2%
476	Cymer, Inc. (a)	14,718
1,501	Exar Corp. (a)	11,798
1,522	Integrated Device Technology, Inc. (a)	17,168
4,347	Intevac, Inc. (a)	49,990
5,910	MKS Instruments, Inc. (a)	139,240
3,826	Sigma Designs, Inc. (a)	70,781
3,688	Silicon Laboratories, Inc. (a)	135,903
		439,598
	Software - 4.5%
6,431	Informatica Corp. (a)	115,758
6,135	Interactive Intelligence, Inc. (a)	79,939
7,169	JDA Software Group, Inc. (a)	146,248
17,246	Lawson Software, Inc. (a)	150,385
5,601	Manhattan Associates, Inc. (a)	142,265
403	MicroStrategy, Inc. (a)	32,083
3,030	Quality Systems, Inc.	99,778
10,969	VASCO Data Security International, Inc. (a)	142,158
		908,614
	Specialty Retail - 2.9%
1,785	Aeropostale, Inc. (a)	62,368
489	Barnes & Noble, Inc.	14,919
2,334	Charming Shoppes (a)	13,561
1,347	Dress Barn, Inc. (a)	20,838
13,493	hhgregg, Inc. (a)	148,153
9,426	Lumber Liquidators, Inc. (a)	149,685
911	Sonic Automotive, Inc.	16,990
648	Tween Brands, Inc. (a)	12,869
5,647	Volcom, Inc. (a)	143,039
		582,422
	Textiles, Apparel & Luxury Goods - 2.3%
8,490	Cherokee, Inc.	231,183
14,409	Fuqi International, Inc. (a)	162,533
781	Steven Madden Ltd. (a)	16,003
1,600	Under Armour, Inc. (a)	57,280
		466,999
	Thrifts & Mortgage Finance - 0.6%
6,264	Dime Community Bancshares	113,880

	Trading Companies & Distributors - 1.0%
1,473	Andersons, Inc.	62,396
4,217	Applied Industrial Technologies, Inc.	116,263
385	MSC Industrial Direct Co., Inc.	20,982
		199,641

		Water Utilities - 0.5%
	2,813	American States Water Co.	94,939
		TOTAL COMMON STOCKS (Cost $18,032,681)	$19,401,661

		INVESTMENT COMPANIES - 1.3%
	4,626	Permian Basin Royalty Trust	$105,935
	2,596	San Juan Basin Royalty Trust	108,098
	438	United States Oil Fund LP (a)	45,140
		TOTAL INVESTMENT COMPANIES (Cost $267,174)	$259,173

		WARRANTS - 0.0%
		Pegasus Wireless Warrants
	3,847	Expiration: March 2009, Excercise Price: $8.00	$0
		TOTAL WARRANTS (Cost $0)	$0

	Principal
	Amount		Value
		SHORT TERM INVESTMENTS - 3.9%
		U.S. Government Agency Obligations - 3.0%
	$600,000	Federal Home Loan Bank Discount Note,	$599,970
		1.922%, 6/2/2008

	Shares
		Money Market Funds - 0.9%
	184,379	Fidelity Institutional Money Market Portfolio	184,379
		TOTAL SHORT TERM INVESTMENTS (Cost $784,349)	$784,349

		Total Investments (Cost $19,084,204) - 101.2%	$20,445,183
		Liabilities in Excess of Other Assets - (1.2)%	(244,918)
		TOTAL NET ASSETS - 100.0%	$20,200,265

Percentages are stated as a percent of net assets.

(a)	Non -income producing security

Evolution Total Return Fund
Schedule of Investments
May 30, 2008 (Unaudited)

Shares		Value
COMMON STOCKS - 38.3%
Air Freight & Logistics - 0.6%
2,534	United Parcel Service, Inc.	$179,965

Beverages - 0.3%
1,394	Brown-Forman Corp.	104,801

Capital Markets - 0.1%
636	Merrill Lynch & Co., Inc.	27,933

Chemicals - 1.6%
6,125	E.I. du Pont de Nemours & Co.	293,449
2,821	PPG Industries, Inc.	177,807
		471,256
Commercial Banks - 0.1%
705	Wells Fargo & Co.	19,437

Commercial Services & Supplies - 2.2%
4,531	ABM Industries, Inc.	98,912
2,762	CDI Corp.	78,717
13,082	Healthcare Services Group, Inc.	230,766
3,187	Pitney Bowes, Inc.	115,720
3,488	Republic Services, Inc.	114,860
513	Waste Management, Inc.	19,458
		658,433
Containers & Packaging - 0.4%
8,966	Temple-Inland, Inc.	130,635

Distributors - 0.1%
437	Genuine Parts Co.	19,232

Diversified Financial Services - 0.5%
5,828	Financial Federal Corp.	141,562

Diversified Telecommunication Services - 0.1%
1,573	Windstream Corp.	20,984

Electric Utilities - 1.3%
1,258	Centerpoint Energy, Inc.	21,310
4,341	Consolidated Edison, Inc.	179,283
286	FirstEnergy Corp.	22,511
493	PG&E Corp.	19,518
2,286	PPL Corp.	117,295
560	The Southern Co.	20,272
		380,189
Electrical Equipment - 0.6%
1,992	Emerson Electric Co.	115,895
6,637	Methode Electronics, Inc.	75,927
		191,822
Financial Services - 0.1%
476	JPMorgan Chase & Co.	20,468

Food Products - 0.4%
3,452	Campbell Soup Co.	115,573
Gas Utilities - 4.4%
14,150	New Jersey Resources Corp.	471,337
3,054	Northwest Natural Gas Co.	139,232
3,602	Piedmont Natural Gas Co.	97,362
3,576	South Jersey Industries, Inc.	136,782
13,570	WGL Holdings, Inc.	473,457
		1,318,170
Hotels Restaurants & Leisure - 0.7%
3,333	Bob Evans Farms, Inc.	97,024
1,928	McDonald's Corp.	114,369
		211,393
Household Durables - 0.9%
2,585	Fortune Brands, Inc.	179,606
3,795	KB Home	77,835
		257,441
Household Products - 0.1%
424	The Procter & Gamble Co.	28,005

Industrial Conglomerates - 2.6%
8,352	3M Co.	647,781
3,722	General Electric Co.	114,340
		762,121
Insurance - 6.9%
8,907	Chubb Corp.	478,840
269	Hartford Financial Services Group, Inc.	19,118
378	Lincoln National Corp.	20,851
11,303	Protective Life Corp.	474,500
2,153	Safety Insurance Group, Inc.	83,235
9,393	Travelers Companies, Inc.	467,865
13,477	XL Capital Ltd.	470,482
742	Zenith National Insurance Corp.	29,940
		2,044,831
Internet Software & Services - 0.7%
17,549	United Online, Inc.	214,624

Media - 0.4%
4,708	Gannett Co., Inc.	135,637

Metals & Mining - 0.5%
1,849	Nucor Corp.	138,305

Multi-Utilities - 1.6%
9,419	ONEOK, Inc.	471,515

Multi-Utilities & Unregulated Power - 0.6%
7,196	Energy East Corp.	182,131

Oil, Gas & Consumable Fuels - 5.8%
8,058	Chevron Corp.	798,951
7,059	ConocoPhillips	657,193
1,451	Exxon Mobil Corp.	128,791
2,558	Marathon Oil Corp.	131,455
		1,716,390
Paper & Forest Products - 0.1%
699	International Paper Co.	19,027

Personal Products - 0.8%
37,778	Mannatech, Inc.	238,757
Pharmaceuticals - 1.0%
2,374	Eli Lilly & Co.	114,284
2,711	Johnson & Johnson	180,932
		295,216
Real Estate Investment Trusts - 0.1%
224	Boston Properties, Inc.	21,894

Semiconductor & Semiconductor Equipment - 0.5%
3,350	Analog Devices, Inc.	117,618
757	Microchip Technology, Inc.	27,888
		145,506
Specialty Retail - 1.2%
4,997	The Cato Corp.	78,453
4,865	The Sherwin-Williams Co.	273,170
		351,623
Textiles, Apparel & Luxury Goods - 0.1%
958	Wolverine World Wide, Inc.	27,504

Tobacco - 0.9%
5,927	Altria Group, Inc.	131,935
2,493	Reynolds American, Inc.	136,916
		268,851

	TOTAL COMMON STOCKS (Cost $11,223,997)	$11,331,231

INVESTMENT COMPANIES - 62.3%
28,098	CurrencyShares Euro Trust	$4,386,098
41,427	iPath ETN Linked to the CBOE S&P 500 BuyWrite Index	2,124,377
2,215	iShares iBOXX High Yield Corporate Bond Fund	217,557
6,117	iShares Lehman 7-10 Year Treasury Bond Fund	534,075
7,053	iShares Lehman Aggregate Bond Fund	712,212
4,547	iShares Lehman Short Treasury Bond Fund	500,761
9,830	iShares Lehman Treasury Inflation Protected Securities Fund	1,049,156
25,753	iShares S&P North American Natural Resources Sector Index Fund	3,866,298
57,858	PowerShares International Dividend Achievers Portfolio	1,151,953
7,465	SPDR DJ Wilshire International Real Estate ETF	406,096
62,832	SPDR Lehman International Treasury Bond ETF	3,485,919
	TOTAL INVESTMENT COMPANIES (Cost $17,598,882)	$18,434,502

Principal
Amount		Value
SHORT TERM INVESTMENTS - 1.0%
U.S. Government Agency Obligations - 0.5%
$150,000	Federal Home Loan Bank Discount Note, 1.922%, 6/2/2008	$149,993

Shares
Money Markets - 0.5%
151,353	Fidelity Institutional Money Market Portfolio	151,353
	TOTAL SHORT TERM INVESTMENTS (Cost $301,346)	$301,346

	Total Investments (Cost $29,124,225) - 101.6%	$30,067,079
	Liabilities in Excess of Other Assets - (1.6)%	(467,449)
	TOTAL NET ASSETS - 100.0%	$29,599,630

Percentages are stated as a percent of net assets.

	PSI Core Strength Fund
	Schedule of Investments
	May 30, 2008 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES - 65.4%
27,000	DIAMONDS Trust, Series I	$3,405,510
16,800	iShares Dow Jones U.S. Telecommunications Sector Index Fund	451,752
2,800	iShares Lehman 1-3 Year Treasury Bond Fund	232,148
4,667	iShares Lehman Aggregate Bond Fund	471,274
3,000	iShares MSCI EAFE Index Fund	230,400
1,500	iShares MSCI Emerging Markets Index Fund	226,755
34,000	iShares MSCI Japan Index Fund	461,380
8,600	iShares NASDAQ Biotechnology Index Fund	683,700
23,400	iShares Russell 1000 Growth Index Fund	1,388,790
14,600	iShares Russell 1000 Value Index Fund	1,114,272
12,200	iShares Russell 2000 Index Fund	909,083
6,500	iShares Russell Midcap Index Fund	676,650
71	iShares S&P 500 Value Index Fund	5,098
4,000	iShares S&P Europe 350 Index Fund	440,440
800	iShares S&P Latin America 40 Index Fund	240,440
5,500	iShares U.S. Basic Materials Sector Index Fund	471,295
42,200	Semiconductor HOLDRs Trust	1,382,050
6,500	SPDR Trust, Series 1	910,845
15,800	UltraShort Oil & Gas ProShares	455,040
16,600	Utilities Select Sector SPDR Fund	686,576
	TOTAL INVESTMENT COMPANIES (Cost $14,556,420)	$14,843,498

Principal
Amount		Value
	SHORT TERMS INVESTMENTS - 29.3%
	U.S. Government Agency Obligations - 18.9%
$4,300,000	Federal Home Loan Bank Discount Note,
	1.922%, 6/2/2008	$4,299,785

Shares
	Money Market Funds - 10.4%
2,350,301	Fidelity Institutional Money Market Portfolio	2,350,301
	TOTAL SHORT TERM INVESTMENTS (Cost $6,650,086)	$6,650,086

	Total Investments (Cost $21,206,506) - 94.7%	$21,493,584
	Other Assets in Excess of Liabilities - 5.3%	1,199,060
	TOTAL NET ASSETS - 100.00%	$22,692,644

Percentages are stated as a percent of net assets.

	PSI Core Strength Fund
	Short Futures Contracts
	May 30, 2008 (Unaudited)

Contracts		Unrealized Appreciation
10	S&P 500 Index Mini Futures
	Expiring June 2008
	(Underlying Face Amount at Market Value $699,125)	$843

PSI Macro Trends Fund
Schedule of Investments
May 30, 2008 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES - 69.3%
5,200	CurrencyShares Euro Trust	$811,720
7,700	iShares Lehman Aggregate Bond Fund	777,546
28,100	iShares MSCI Australia Index Fund	816,867
23,000	iShares MSCI Canada Index Fund	810,290
47,500	iShares MSCI EAFE Index Fund	3,648,000
8,400	iShares MSCI Emerging Markets Index Fund	1,269,828
22,500	iShares MSCI France Index Fund	843,750
24,700	iShares MSCI Germany Index Fund	828,191
52,900	iShares Russell 1000 Index Fund	4,065,365
10,900	iShares Russell 2000 Index Fund	812,214
8,000	iShares Russell Midcap Index Fund	832,800
7,400	iShares S&P Europe 350 Index Fund	814,814
29,500	PowerShares Deutsche Bank G10 Currency Future Harvest Index Fund	801,810
18,800	PowerShares Financial Preferred Fund	396,868
82,000	PowerShares Insured National Municipal Bond Fund	1,980,628
91,500	PowerShares Listed Private Equity Fund	1,910,520
12,000	SPDR S&P Emerging Middle East & Asia Fund	847,440
28,400	SPDR Trust Series 1	3,979,692
12,800	WisdomTree International Small Cap Dividend Fund	815,744
	TOTAL INVESTMENTS COMPANIES (Cost $27,617,631)	$27,064,087

Principal
Amount
SHORT TERM INVESTMENTS - 29.3%
U.S. Government Agency Obligations - 28.7%
$11,200,000	Federal Home Loan Bank Discount Note, 1.922%, 6/2/2008	$11,199,440

Shares
Money Market Funds - 0.6%
227,365	Fidelity Money Market Portfolio	$227,365

	TOTAL SHORT TERM INVESTMENTS (Cost $11,426,805)	$11,426,805

	Total Investments (Cost $39,044,436) - 98.6%	$38,490,892
	Other Assets in Excess of Liabilities - 1.4%	570,550
	TOTAL NET ASSETS - 100.0%	$39,061,442

Percentages are stated as a percent of net assets.

PSI Macro Trends Fund
Futures Contracts
May 30, 2008 (Unaudited)

		Unrealized
		Appreciation/
Contracts		(Depreciation)
186	S&P 500 Index Mini Futures
	Expiring June 2008 (Underlying Face Amount at Market Value $13,003,725)	$882,475
4	U.S. Treasury 5 Year Bond Futures
	Expiring September 2008 (Underlying Face Amount at Market Value $439,656)	268
3	U.S. Treasury 10 Year Bond Futures
	Expiring September 2008 (Underlying Face Amount at Market Value $336,984)	(737)
		$882,006

PSI Macro Trends Fund
Equity Swap Contracts
May 30, 2008 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Goldman Sachs & Co.	Morgan Stanley Commodity Related Index	1,600	$1,661,726	11/19/2008	$(64,812)

PSI Total Return Fund
Schedule of Investments
May 30, 2008 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 47.6%
210,000	iShares Lehman Aggregate Bond Fund	$21,205,800
	TOTAL INVESTMENT COMPANIES (Cost $21,134,630)	$21,205,800

Principal
Amount
SHORT TERM INVESTMENTS - 41.9%
U.S. Government Agency Obilgations - 41.5%
$18,500,000	Federal Home Loan Bank Discount Note, 1.922%, 6/2/2008	$18,499,075

Shares
Money Market Funds - 0.4%
213,103	Fidelity Institutional Money Market Portfolio	$213,103

	TOTAL SHORT TERM INVESTMENTS (Cost $18,712,178)	$18,712,178

	Total Investments (Cost $39,846,808) - 89.5%	$39,917,978
	Other Assets in Excess of Liabilities - 10.5%	4,665,275
	TOTAL NET ASSETS - 100.0%	$44,583,253

Percentages are stated as a percent of net assets.

PSI Total Return Fund
Futures Contracts
May 30, 2008 (Unaudited)

		Unrealized
		Appreciation/
Contracts		(Depreciation)
8	Australian Dollar Currency Futures
	Expiring June 2008 (Underlying Face Amount at Market Value $763,280)	$12,194
9	New Zealand Dollar Currency Futures
	Expiring June 2008 (Underlying Face Amount at Market Value $703,890)	5,658
51	S & P 500 Mini Futures
	Expiring June 2008 (Underlying Face Amount at Market Value $3,565,538)	(41,290)
		$(23,438)

PSI Total Return Fund
Short Futures Contracts
May 30, 2008 (Unaudited)

		Unrealized
		Appreciation/
Contracts		(Depreciation)
6	Japanese Yen Currency Futures
	Expiring June 2008 (Underlying Face Amount at Market Value $711,975)	$5,281
70	U.S. Treasury Long-Term Bond Futures
	Expiring September 2008 (Underlying Face Amount at Market Value $7,935,156)	(7,009)
		$(1,728)

PSI Total Return Fund
Equity Swap Contracts
May 30, 2008 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Goldman Sachs & Co.	iShares Lehman Aggregate Bond Fund	225,000	$23,015,250	1/22/2009	$(313,123)
Goldman Sachs & Co.	MS Commodity Related Equity Index	3,950	$3,969,478	12/19/2008	$(148,761)
					$(461,884)

China Bull 2X Fund
Schedule of Investments
May 30, 2008 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 6.0%
3,184	iShares FTSE/Xinhua China 25 Index Fund	$484,891
	TOTAL INVESTMENT COMPANIES (Cost $442,612)	$484,891

Principal
Amount		Value
SHORT TERM INVESTMENTS - 65.8%
U.S. Government Agency Obligations - 63.0%
$5,100,000	Federal Home Loan Bank Discount Note, 1.922%, 6/2/2008	$5,099,235

Shares
Money Market Funds - 2.8%
224,744	Fidelity Institutional Money Market Portfolio	$224,744

	TOTAL SHORT TERM INVESTMENTS (Cost $5,323,979)	$5,323,979

	Total Investments (Cost $5,766,591) - 71.8%	$5,808,870
	Other Assets in Excess of Liabilities - 28.2%	2,280,632
	TOTAL NET ASSETS - 100.0%	$8,089,502

Percentages are stated as a percent of net assets.

China Bull 2X Fund
Options Written
May 30, 2008 (Unaudited)

Contracts		Value

	CALL OPTIONS
60	iShares FTSE/Xinhua China 25 Index Fund
	Expiration: June 2008, Exercise Price: $170.00	$1,800
60	iShares FTSE/Xinhua China 25 Index Fund
	Expiration: July 2008, Exercise Price: $175.00	5,250
	Total Call Options Written (Premiums received $18,840)	$7,050

	PUT OPTIONS
60	iShares FTSE/Xinhua China 25 Index Fund
	Expiration: June 2008, Exercise Price: $125.00	$1,200
60	iShares FTSE/Xinhua China 25 Index Fund
	Expiration: June 2008, Exercise Price: $130.00	2,250
60	iShares FTSE/Xinhua China 25 Index Fund
	Expiration: June 2008, Exercise Price: $135.00	4,350
	Total Put Options Written (Premiums received $15,600)	$7,800

	TOTAL OPTIONS WRITTEN (Premiums received $34,440)	$14,850

China Bull 2X Fund
Equity Swap Contracts
May 30, 2008 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Termination Date	Unrealized Depreciation
Goldman Sachs & Co.	iShares FTSE/Xinhua China 25 Index Fund	71,158	$10,944,622	12/4/2008	$(121,724)
Merrill Lynch	iShares FTSE/Xinhua China 25 Index Fund	37,879	$5,906,851	2/6/2009	$(145,681)
					$(267,405)

China Bear 2X Fund
Schedule of Investments
May 30, 2008 (Unaudited)

Principal
Amount		Value
SHORT TERM INVESTMENTS - 43.1%
U.S. Government Agency Obligations - 36.1%
$1,200,000	Federal Home Loan Bank Discount Note, 1.922%, 6/2/2008	$1,199,940

Shares
Money Market Funds - 7.0%
230,865	Fidelity Institutional Money Market Portfolio	$230,865

	TOTAL SHORT TERM INVESTMENTS (Cost $1,430,805)	$1,430,805

	Total Investments (Cost $1,430,805) - 43.1%	$1,430,805
	Other Assets in Excess of Liabilities - 56.9%	1,886,827
	TOTAL NET ASSETS - 100.0%	$3,317,632

	Percentages are stated as a percent of net assets.

China Bear 2X Fund
Options Written
May 30, 2008 (Unaudited)

Contracts		Value
	CALL OPTIONS
30	iShares FTSE/Xinhua China 25 Index Fund
	Expiration: June 2008, Exercise Price: $170.00	$900
40	iShares FTSE/Xinhua China 25 Index Fund
	Expiration: July 2008, Exercise Price: $175.00	3,500
	Total Call Options (Premiums received $10,390)	$4,400

	PUT OPTIONS
40	iShares FTSE/Xinhua China 25 Index Fund
	Expiration: June 2008, Exercise Price: $125.00	$800
40	iShares FTSE/Xinhua China 25 Index Fund
	Expiration: June 2008, Exercise Price: $130.00	1,500
40	iShares FTSE/Xinhua China 25 Index Fund
	Expiration: June 2008, Exercise Price: $135.00	2,900
	Total Put Options (Premiums received $10,400)	$5,200

	TOTAL OPTIONS WRITTEN (Premiums received $20,790)	$9,600

China Bull 2X Fund
Short Equity Swap Contracts
May 30, 2008 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Goldman Sachs & Co.	iShares FTSE/Xinhua China 25 Index	14,393	$2,207,086	12/4/2008	$15,176
Merrill Lynch	iShares FTSE/Xinhua China 25 Index	28,879	$4,524,944	2/6/2009	$127,319
					$142,495

India Bull 2X Fund
Schedule of Investments
May 30, 2008 (Unaudited)

Shares			Value
INVESTMENT COMPANIES - 19.9%
12,926	iPath MSCI India Index Exchange Traded Note		$881,553
	TOTAL EXCHANGE TRADED NOTES (Cost $874,923)		$881,553

Principal
Amount
SHORT TERM INVESTMENTS - 77.7%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 74.3%
$3,300,000	Federal Home Loan Bank Discount Note, 1.922%, 6/02/2008		$3,299,835

Shares
MONEY MARKET FUNDS - 3.4%
151,349	Fidelity Institutional Money Market Portfolio		$151,349

	TOTAL SHORT TERM INVESTMENTS (Cost $3,451,184)		$3,451,184

	Total Investments (Cost $4,326,107) - 97.6%		$4,332,737
	Other Assets in Excess of Liabilities - 2.4%		106,155
	TOTAL NET ASSETS - 100.0%		$4,438,892

Percentages are stated as a percent of net assets.

India Bull 2X Fund
Equity Swap Contracts
May 30, 2008 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Goldman Sachs & Co.	iPath MSCI India Index	79,200	$ 5,523,474	5/11/2010	$ (128,913)
Goldman Sachs & Co.	Wisdom Tree India Earnings Fund	12,000	282,122	5/11/2010	(3,904)
Merrill Lynch	iPath MSCI India Index	25,500	1,816,533	6/15/2009	(79,527)
Merrill Lynch	Wisdom Tree India Earnings Fund	12,000	285,120	6/8/2009	(7,006)
Merrill Lynch	PowerShares India Portfolio	12,000	305,040	6/8/2009	(11,243)
			$ 8,212,289		$ (230,593)

Commodity Bear 2X Fund
Schedule of Investments
May 31, 2008 (Unaudited)
No investments, Non-operational Fund

The cost basis of investments for federal income tax purposes at May 31, 2008 was as follows*:

	NASDAQ-100 Bull 1.25X Fund	Small Cap Bull 2.5X Fund	Small Cap Bear 2.5X Fund
Cost of investments	$14,232,842	$2,325,059	$7,209,259
Gross unrealized appreciation	526,305	185,838	10,500
Gross unrealized depreciation	(5,896,780)	(142,539)	(4,300)
Net unrealized appreciation/(depreciation)	$(5,370,475)	$43,299	$6,200

	Dow 30 Bull 1.25X Fund	Dynamic HY Bond Fund	HY Bear Fund
Cost of investments	$7,646,498	$39,100,678	$20,263,112
Gross unrealized appreciation	231,488	352,998	10,083
Gross unrealized depreciation	(3,935,601)	(352,997)	(10,083)
Net unrealized appreciation/(depreciation)	$(3,704,113)	$39,100,679	$0

	10 Year Note Bull 2.5X Fund	10 Year Note Bear 2.5X Fund	HCM Freedom Fund
Cost of investments	$19,043,061	$38,953,890	$27,081,173
Gross unrealized appreciation	4,900	1,294,293	0
Gross unrealized depreciation	(543,797)	(635,071)	(322,560)
Net unrealized appreciation/(depreciation)	$(538,897)	$659,222	$(322,560)

	Commodity Bull 2X Fund	U.S. Government Money Market Fund	Emerging Markets Bull 2X Fund
Cost of investments	$65,812,399	$65,759,234	$42,694,162
Gross unrealized appreciation	10,908,584	0	2,235,378
Gross unrealized depreciation	(6,256,343)	(0)	(2,797,626)
Net unrealized appreciation/(depreciation)	$4,652,241	$0	$(562,248)

	Emerging Markets Bear 2X Fund	Developed Markets Bull 2X Fund	Developed Markets Bear 2X Fund
Cost of investments	$2,644,516	$18,506,333	$443,112
Gross unrealized appreciation	27,418	288,210	8,906
Gross unrealized depreciation	(21,768)	(266,773)	(6,263)
Net unrealized appreciation/(depreciation)	$5,650	$21,437	$2,643

	Spectrum Select Alternative Fund	Spectrum Global Perspective Fund	Spectrum Equity Opportunity Fund
Cost of investments	$30,170,406	$138,422,928	$25,118,729
Gross unrealized appreciation	423,677	2,176,567	592,921
Gross unrealized depreciation	(400,733)	(7,248,939)	(1,240,903)
Net unrealized appreciation/(depreciation)	$22,944	$(5,072,372)	$(647,982)

	Evolution Managed Bond Fund	Evolution All-Cap Equity Fund	Evolution Large Cap Fund
Cost of investments	$29,506,254	$39,043,055	$38,555,119
Gross unrealized appreciation	520,767	4,428,138	3,012,023
Gross unrealized depreciation	(447,010)	(2,930,919)	(3,503,886)
Net unrealized appreciation/(depreciation)	$73,757	$1,492,219	$(491,863)

	Evolution Small Cap Fund	Evolution Total Return Fund	PSI Core Strength Fund
Cost of investments	$19,939,036	$30,686,573	$21,234,183
Gross unrealized appreciation	1,708,502	1,116,810	436,061
Gross unrealized depreciation	(1,202,355)	(1,736,304)	(176,660)
Net unrealized appreciation/(depreciation)	$506,147	$(619,494)	$259,401

	PSI Macro Trends Fund	PSI Total Return Fund	China Bull 2X Fund
Cost of investments	$39,084,312	$39,846,808	$5,732,151
Gross unrealized appreciation	1,447,429	133,883	90,389
Gross unrealized depreciation	(2,040,849)	(62,713)	(28,520)
Net unrealized appreciation/(depreciation)	$(593,420)	$71,170	$61,869

	China Bear 2X Fund	India Bull 2X Fund
Cost of investments	$1,410,015	$4,326,107
Gross unrealized appreciation	154,892	41,221
Gross unrealized depreciation	(143,702)	(34,591)
Net unrealized appreciation/(depreciation)	$11,190	$6,630

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Direxion Funds

By (Signature and Title)  /s/  Daniel O’Neill
   Daniel O’Neill, President

Date                                7/22/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/  Daniel O’Neill
   Daniel O’Neill, President

Date                                7/22/08

By (Signature and Title)  /s/  Todd Kellerman
   Todd Kellerman, Chief Financial Officer

Date                                7/22/08